UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-3828

Seligman Municipal Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	9/30/07

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman

Municipal Fund Series, Inc.

__________________________________________________

National Fund

Colorado Fund

Georgia Fund

Louisiana Fund

Maryland Fund

Massachusetts Fund

Michigan Fund

Minnesota Fund

Missouri Fund

New York Fund

Ohio Fund

Oregon Fund

South Carolina Fund

Annual Report

September 30, 2007

Seeking Income Exempt From Regular Income Tax

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Additional Fund Information	77

To The Shareholders

We are pleased to present your annual shareholder report for Seligman Municipal Fund Series, Inc. The report contains a discussion with your Portfolio Managers, as well as each Fund’s investment results, financial statements, and portfolio of investments on September 30, 2007.

Thank you for your continued support of Seligman Municipal Fund Series. We look forward to providing you with the investment experience, insight, and solutions to help you seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris

Chairman

Brian T. Zino

President

November 26, 2007

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759 Independent Registered Public Accounting Firm Deloitte & Touche LLP	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Interview With Your Portfolio Managers

Thomas G. Moles and Eileen A. Comerford

Q.	What market and economic events materially affected the performance of the Funds in Seligman Municipal Fund Series, Inc. during the fiscal year ended September 30, 2007?

A.	One of the most significant trends in the municipal market has been the increased participation of non-traditional investors, which includes hedge funds, arbitrage accounts, derivative product originators, and even foreign buyers. While traditional investors — individuals, mutual funds, and insurance companies — continue to comprise the largest segment of outstanding municipal bond holders, non-traditional investors have become a significant presence in the municipal bond market. Many non-traditional buyers have been attracted to the municipal market due to the positive yield spread between short-term and long-term municipal bonds. These investors seek to profit by buying long-term municipal bonds and financing those purchases at short-term yields.

The growing use of this strategy contributed to a steady narrowing of the yield spread between long-term and short-term municipal bonds. In February 2007, the difference between 30-year and one-year municipal bond yields reached a new low. Strong demand for longer maturity bonds contributed to the sharp decrease in long-term municipal yields. In December 2006, the Bond Buyer 20-Bond General Obligation Index declined to its lowest level in 39 years. Further, the decline in municipal bond yields outpaced the decline in US Treasury bond yields, reducing the yield advantage of municipal bonds. While municipal bonds continued to offer attractive after-tax yields for investors in higher tax brackets, the benefit fell to a 10-year low. The yield spread between municipal bonds and Treasury bonds remained wider than normal until August, when turmoil in the credit markets sparked a Treasury market flight-to-quality. The relative value of municipal bonds improved dramatically during this time, presenting investors with an attractive buying opportunity not seen since the first quarter of 2006.

US states continue to report positive revenue growth, as compared with fiscal year 2006, though the pace of increases has slowed. For the 12-month period ended September 30, 2007, credit rating upgrades of Fund Series holdings exceeded downgrades, resulting in an overall improvement in relative value. Corporate income tax revenue has shown the weakest growth, while personal income revenue has shown the strongest. Should the economy take a turn for the worse in 2008, however, as many forecasters are predicting, individual tax receipts could decline significantly as consumers cut back on spending. In addition to the negative implications of a decelerating economy, the states face significant expenditure pressures from increasing health care costs,
Medicaid, unfunded pensions, and other post-employment benefits (OPEB). Further, the slowdown in the housing sector has state and local officials concerned about the impact on tax revenue and employment.

Q.	What investment strategies or techniques did you employ that materially impacted the Funds’ performance during the period?

A.	Our investment strategy over the past 12 months has been consistent with our expectations for a higher interest rate environment, a steepening yield curve, and widening credit spreads. We believed that the yield spread between municipal and Treasury bonds would narrow to reflect more historically typical levels, improving the relative value of municipal bonds. We have been encouraged by the resiliency of the US economy over the past year, but remain concerned about the impact the housing correction may have on the broader economy. While inflation has improved modestly this year, increases in energy and commodity prices remain a risk to stable inflation trends. Our actions over the past 12 months have reflected our cautious outlook for the economy and the municipal bond market. Each of the Funds reported positive investment results comprised primarily of coupon interest, which was slightly offset by declines in the net asset value of the Funds’ portfolios.

The Funds’ portfolios remain heavily overweighted in premium coupon bonds. All of the portfolios hold older, higher coupon bonds and new purchases over the past year were concentrated in 5.00% coupon, callable bonds. This resulted in an average coupon in excess of 5.00% for all Funds. Over the past 12 months, premium coupon bonds outperformed current, discount, and zero coupon bonds.

Pre-refunded bonds enjoyed strong performance, relative to other sectors of the municipal market, and our decision to maintain significant holdings of these bonds contributed to positive investment results. In addition, many of the Funds’ holdings during the past year were refunded to future call dates, which often resulted in price appreciation. Should the recent volatility in the credit markets continue, the Funds should continue to benefit given the defensive, high-quality characteristics of most pre-refunded bonds.

Consistent with our conservative management style, the Funds’ portfolios have no exposure to tobacco bonds, airline debt, or the automotive sector. We also avoid sectors of the market that have historically been more prone to credit deterioration, such as continuing care facilities, stadiums, and land development deals. Municipal research has always been critical to the successful management of the Funds. Accordingly, we pro-

Interview With Your Portfolio Managers

Thomas G. Moles and Eileen A. Comerford

vide in-depth credit analysis on all bonds prior to purchase and continue to monitor credits as long as they remain in a Fund’s portfolio.

The Funds’ portfolios are heavily weighted in high-quality municipal bonds. At least 90% of each Fund’s assets are rated within the three highest rating categories (AAA, AA, A); 100% of Fund holdings are rated investment grade or, if non-rated, are considered by the Portfolio Managers to be equivalent to investment grade. The few non-rated bonds in the portfolios are all refunded bonds backed by escrow accounts that are comprised almost exclusively of US government securities. Our emphasis on high-quality bonds benefited the portfolios over the past year as widening credit spreads in recent months caused the high-yield sector to marginally underperform. For the 12 months ended September 30, 2007, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index outperformed the Lehman Brothers Non-Investment Grade Municipal Bond Index.

Municipal bonds maturing in 22 or more years accounted for the worst performing maturity sector of the Lehman

Brothers Municipal Bond Index, and while all of the Funds’ portfolios have exposure to longer maturity bonds, weightings have been substantially reduced over the past several years. The best performing area of the yield curve during the Funds’ fiscal year was the shorter end, particularly bonds maturing within one to 12 years. The Funds all held a significant percentage of bonds within this maturity range, which further contributed to investment results.

Most of the Funds had higher coupon bonds that were called and/or matured. The loss of these higher yielding bonds, and our inability to replace the income in today’s lower yield environment, is the primary reason the Funds’ investment income has been trending lower.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

The Funds are managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Funds by a group of seasoned professionals who are responsible for research and trading consistent with the Funds’ investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Steven Hallac, and Debra McGuinness.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C and Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The chart for each Fund compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2007. The performance of Class C shares of each Fund, which commenced on a later date, and of Class A and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Series’ prospectus or statement of additional information.

Performance and Portfolio Overview

National Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.82)%	(1.70)%	2.49%	3.76%	n/a
Without Sales Charge	0.98	3.21	3.48	4.27	n/a
Class C
With 1% CDSC	(0.47)	1.43	n/a	n/a	n/a
Without CDSC	0.52	2.42	2.58	n/a	3.11%
Class D
With 1% CDSC	(0.47)	1.43	n/a	n/a	n/a
Without CDSC	0.52	2.42	2.58	3.33	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper General Municipal Debt Funds Average	0.14	1.78	3.33	4.33	4.18

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.74	$7.82	$7.81
Class C	7.75	7.83	7.81
Class D	7.75	7.83	7.81

Holdings by Market Sectorø
Revenue Bonds	65%
General Obligation Bondsøø	35

Option-Adjusted Duration[3]	5.43 years

Weighted Average Maturity[3]	11.74 years

See footnotes on page 18.

Dividend Per Share and Yield Information
For Periods Ended September 30, 2007

	Dividend†	SEC 30-Day Yield††
Class A	$0.317	3.30%
Class C	0.247	2.58
Class D	0.247	2.58

Holdings by Credit Quality[2]ø
AAA	60%
AA	9
A	13
BBB	7
Non-Rated	11

Performance and Portfolio Overview

Colorado Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.58)%	(1.96)%	2.54%	4.11%	n/a
Without Sales Charge	1.19	2.97	3.54	4.61	n/a
Class C
With 1% CDSC	(0.26)	1.07	n/a	n/a	n/a
Without CDSC	0.74	2.05	2.62	n/a	3.55%
Class D
With 1% CDSC	(0.26)	1.07	n/a	n/a	n/a
Without CDSC	0.74	2.05	2.62	3.67	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Colorado Municipal Debt Funds Average	0.33	2.05	3.43	4.45	4.25

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.43	$7.49	$7.56
Class C	7.42	7.48	7.55
Class D	7.42	7.48	7.55

Holdings by Market Sectorø
Revenue Bonds	51%
General Obligation Bondsøø	49

Option-Adjusted Duration[3]	3.59 years

Weighted Average Maturity[3]	10.21 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.299	$0.050	3.21%
Class C	0.232	0.050	2.48
Class D	0.232	0.050	2.48

Holdings by Credit Quality[2]ø
AAA	72%
AA	14
A	7
BBB	7

Performance and Portfolio Overview

Georgia Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.91)%	(2.72)%	1.94%	3.70%	n/a
Without Sales Charge	0.84	2.18	2.93	4.20	n/a
Class C
With 1% CDSC	(0.61)	0.27	n/a	n/a	n/a
Without CDSC	0.38	1.26	2.00	n/a	3.02%
Class D
With 1% CDSC	(0.48)	0.40	n/a	n/a	n/a
Without CDSC	0.51	1.39	2.02	3.29	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Georgia Municipal Debt Funds Average	0.39	1.82	2.95	4.32	4.14

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.61	$7.69	$7.74
Class C	7.63	7.71	7.76
Class D	7.64	7.71	7.76

Holdings by Market Sectorø
Revenue Bonds	62%
General Obligation Bondsøø	38

Option-Adjusted Duration[3]	6.57 years

Weighted Average Maturity[3]	14.47 years

See footnotes on page 18.

Dividend Per Share and Yield Information
For Periods Ended September 30, 2007

	Dividend†	SEC 30-Day Yield††
Class A	$0.295	3.20%
Class C	0.226	2.47
Class D	0.226	2.46

Holdings by Credit Quality[2]ø
AAA	68%
AA	13
A	15
BBB	4

Performance and Portfolio Overview

Louisiana Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.19)%	(1.83)%	2.19%	3.94%	n/a
Without Sales Charge	1.59	3.10	3.19	4.44	n/a
Class C
With 1% CDSC	0.01	1.07	n/a	n/a	n/a
Without CDSC	1.01	2.05	2.24	n/a	3.35%
Class D
With 1% CDSC	0.01	1.06	n/a	n/a	n/a
Without CDSC	1.00	2.05	2.27	3.52	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Louisiana Municipal Debt Funds Average	1.68	4.71	4.62	4.94	4.39

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.86	$7.90	$7.97
Class C	7.85	7.90	7.97
Class D	7.86	7.91	7.98

Holdings by Market Sectorø
Revenue Bonds	60%
General Obligation Bondsøø	40

Option-Adjusted Duration[3]	3.58 years

Weighted Average Maturity[3]	11.76 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.327	$0.024	3.22%
Class C	0.256	0.024	2.48
Class D	0.256	0.024	2.48

Holdings by Credit Quality[2]ø
AAA	88%
A	12

Performance and Portfolio Overview

Maryland Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.85)%	(2.31)%	2.25%	3.86%	n/a
Without Sales Charge	0.94	2.50	3.24	4.37	n/a
Class C
With 1% CDSC	(0.38)	0.73	n/a	n/a	n/a
Without CDSC	0.61	1.71	2.32	n/a	3.26%
Class D
With 1% CDSC	(0.38)	0.73	n/a	n/a	n/a
Without CDSC	0.61	1.71	2.32	3.45	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Maryland Municipal Debt Funds Average	0.04	1.84	2.92	4.20	4.00

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.78	$7.84	$7.92
Class C	7.80	7.85	7.93
Class D	7.80	7.85	7.93

Holdings by Market Sectorø
Revenue Bonds	50%
General Obligation Bondsøø	50

Option-Adjusted Duration[3]	5.66 years

Weighted Average Maturity[3]	13.95 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.275	$0.059	3.18%
Class C	0.204	0.059	2.44
Class D	0.204	0.059	2.42

Holdings by Credit Quality[2]ø
AAA	46%
AA	33
A	14
BBB	7

Performance and Portfolio Overview

Massachusetts Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.62)%	(2.06)%	2.05%	4.14%	n/a
Without Sales Charge	1.24	2.83	3.05	4.65	n/a
Class C
With 1% CDSC	(0.08)	1.05	n/a	n/a	n/a
Without CDSC	0.91	2.03	2.18	n/a	3.52%
Class D
With 1% CDSC	(0.21)	0.92	n/a	n/a	n/a
Without CDSC	0.79	1.91	2.15	3.70	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Massachusetts Municipal Debt Funds Average	0.39	1.97	3.17	4.37	4.25

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.86	$7.93	$8.01
Class C	7.87	7.93	8.01
Class D	7.86	7.93	8.01

Holdings by Market Sectorø
Revenue Bonds	48%
General Obligation Bondsøø	52

Option-Adjusted Duration[3]	4.41 years
Weighted Average Maturity[3]	10.78 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.333	$0.038	2.98%
Class C	0.262	0.038	2.23
Class D	0.262	0.038	2.23

Holdings by Credit Quality[2]ø
AAA	63%
AA	23
A	14

Performance and Portfolio Overview

Michigan Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.69)%	(2.45)%	2.18%	3.99%	n/a
Without Sales Charge	1.12	2.47	3.18	4.50	n/a
Class C
With 1% CDSC	(0.32)	0.58	n/a	n/a	n/a
Without CDSC	0.67	1.55	2.26	n/a	3.40%
Class D
With 1% CDSC	(0.32)	0.58	n/a	n/a	n/a
Without CDSC	0.67	1.55	2.26	3.57	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Michigan Municipal Debt Funds Average	0.34	2.00	3.40	4.54	4.19

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$8.15	$8.22	$8.33
Class C	8.14	8.21	8.32
Class D	8.14	8.21	8.32

Holdings by Market Sectorø
Revenue Bonds	62%
General Obligation Bondsøø	38

Option-Adjusted Duration[3]	5.10 years

Weighted Average Maturity[3]	12.83 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.320	$0.060	3.35%
Class C	0.246	0.060	2.63
Class D	0.246	0.060	2.62

Holdings by Credit Quality[2]ø
AAA	74%
AA	17
A	2
Non-Rated	7

Performance and Portfolio Overview

Minnesota Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.52)%	(2.31)%	1.99%	3.75%	n/a
Without Sales Charge	1.31	2.52	2.98	4.25	n/a
Class C
With 1% CDSC	(0.14)	0.61	n/a	n/a	n/a
Without CDSC	0.85	1.59	2.03	n/a	3.14%
Class D
With 1% CDSC	(0.27)	0.61	n/a	n/a	n/a
Without CDSC	0.72	1.59	2.03	3.32	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Minnesota Municipal Debt Funds Average	0.06	1.81	3.36	4.34	4.16

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.55	$7.60	$7.67
Class C	7.56	7.61	7.68
Class D	7.56	7.62	7.68

Holdings by Market Sectorø
Revenue Bonds	44%
General Obligation Bondsøø	56

Option-Adjusted Duration[3]	4.41 years

Weighted Average Maturity[3]	10.02 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.297	$0.012	3.20%
Class C	0.228	0.012	2.47
Class D	0.228	0.012	2.47

Holdings by Credit Quality[2]ø
AAA	78%
AA	8
A	12
BBB	2

Performance and Portfolio Overview

Missouri Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.67)%	(2.68)%	2.09%	3.98%	n/a
Without Sales Charge	1.10	2.20	3.09	4.49	n/a
Class C
With 1% CDSC	(0.35)	0.30	n/a	n/a	n/a
Without CDSC	0.65	1.28	2.17	n/a	3.46%
Class D
With 1% CDSC	(0.35)	0.44	n/a	n/a	n/a
Without CDSC	0.65	1.42	2.19	3.57	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Missouri Municipal Debt Funds Average	0.38	1.89	3.31	4.49	4.33

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.61	$7.67	$7.78
Class C	7.61	7.67	7.77
Class D	7.62	7.68	7.78

Holdings by Market Sectorø
Revenue Bonds	71%
General Obligation Bondsøø	29

Option-Adjusted Duration[3]	6.62 years

Weighted Average Maturity[3]	12.58 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.282	$0.054	3.22%
Class C	0.213	0.054	2.48
Class D	0.213	0.054	2.48

Holdings by Credit Quality[2]ø
AAA	55%
AA	35
A	6
BBB	4

Performance and Portfolio Overview

New York Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.66)%	(2.14)%	2.43%	4.26%	n/a
Without Sales Charge	1.20	2.76	3.44	4.77	n/a
Class C
With 1% CDSC	(0.25)	0.85	n/a	n/a	n/a
Without CDSC	0.74	1.83	2.51	n/a	3.62%
Class D
With 1% CDSC	(0.25)	0.85	n/a	n/a	n/a
Without CDSC	0.74	1.83	2.51	3.83	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper New York Municipal Debt Funds Average	0.13	1.82	3.61	4.54	4.29

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$8.07	$8.14	$8.19
Class C	8.08	8.15	8.20
Class D	8.08	8.15	8.20

Holdings by Market Sectorø
Revenue Bonds	64%
General Obligation Bondsøø	36

Option-Adjusted Duration[3]	6.15 years

Weighted Average Maturity[3]	15.64 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.338	$0.003	3.28%
Class C	0.264	0.003	2.55
Class D	0.264	0.003	2.55

Holdings by Credit Quality[2]ø
AAA	62%
AA	12
A	26

Performance and Portfolio Overview

Ohio Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.59)%	(2.00)%	2.01%	3.89%	n/a
Without Sales Charge	1.18	2.84	3.01	4.40	n/a
Class C
With 1% CDSC	(0.27)	0.91	n/a	n/a	n/a
Without CDSC	0.72	1.90	2.07	n/a	3.25%
Class D
With 1% CDSC	(0.27)	0.91	n/a	n/a	n/a
Without CDSC	0.72	1.90	2.07	3.47	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Ohio Municipal Debt Funds Average	0.53	2.16	3.11	4.26	4.09

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.82	$7.88	$7.90
Class C	7.87	7.93	7.95
Class D	7.87	7.93	7.95

Holdings by Market Sectorø
Revenue Bonds	50%
General Obligation Bondsøø	50

Option-Adjusted Duration[3]	4.41 years

Weighted Average Maturity[3]	9.95 years

See footnotes on page 18.

Dividend Per Share and Yield Information
For Periods Ended September 30, 2007

	Dividend†	SEC 30-Day Yield††
Class A	$0.300	3.19%
Class C	0.229	2.45
Class D	0.229	2.45

Holdings by Credit Quality[2]ø
AAA	75%
AA	24
A	1

Performance and Portfolio Overview

Oregon Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.51)%	(2.09)%	2.38%	4.11%	n/a
Without Sales Charge	1.36	2.79	3.38	4.62	n/a
Class C
With 1% CDSC	(0.09)	0.89	n/a	n/a	n/a
Without CDSC	0.91	1.87	2.43	n/a	3.49%
Class D
With 1% CDSC	(0.09)	0.89	n/a	n/a	n/a
Without CDSC	0.91	1.87	2.43	3.67	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Oregon Municipal Debt Funds Average	0.78	2.41	3.25	4.38	4.21

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$7.68	$7.73	$7.83
Class C	7.67	7.72	7.82
Class D	7.67	7.72	7.82

Holdings by Market Sectorø
Revenue Bonds	64%
General Obligation Bondsøø	36

Option-Adjusted Duration[3]	5.08 years

Weighted Average Maturity[3]	12.93 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.301	$0.061	3.42%
Class C	0.232	0.061	2.69
Class D	0.232	0.061	2.69

Holdings by Credit Quality[2]ø
AAA	59%
AA	17
A	17
BBB	7

Performance and Portfolio Overview

South Carolina Fund

Investment Results

Total Returns

For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.84)%	(2.22)%	2.79%	4.19%	n/a
Without Sales Charge	0.91	2.70	3.79	4.70	n/a
Class C
With 1% CDSC	(0.41)	0.92	n/a	n/a	n/a
Without CDSC	0.58	1.90	2.89	n/a	3.66%
Class D
With 1% CDSC	(0.53)	0.92	n/a	n/a	n/a
Without CDSC	0.46	1.90	2.89	3.77	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Other States Municipal Debt Funds Average	0.27	1.97	3.76	4.59	4.02

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$8.01	$8.10	$8.16
Class C	8.01	8.09	8.15
Class D	8.01	8.10	8.15

Holdings by Market Sectorø
Revenue Bonds	67%
General Obligation Bondsøø	33

Option-Adjusted Duration[3]	5.84 years

Weighted Average Maturity[3]	14.87 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.320	$0.045	3.45%
Class C	0.247	0.045	2.73
Class D	0.247	0.045	2.73

Holdings by Credit Quality[2]ø
AAA	72%
AA	11
A	11
BBB	6

Performance and Portfolio Overview

[2]

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]

Excludes variable rate demand notes. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value.

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers Municipal Bond Index (“Lehman Index”), the Lipper General Municipal Debt Funds Average, the Lipper Single-State Municipal Debt Funds Average (e.g., Lipper Colorado Municipal Debt Funds Average) and the Lipper Other States Municipal Debt Funds Average (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper General Municipal Debt Funds Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. The Lipper Single-State Municipal Debt Funds Average measures the performance of funds that limit their assets to those securities exempt from taxation in a specified State (double tax-exempt) or City (triple tax-exempt). The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified City or State basis. Investors cannot invest directly in an index or average.
#	From 5/28/99.
ø	Percentages based on current market values of long-term holdings at September 30, 2007.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2007.
††	Current yield, representing the annualized yield for the 30-day period ended September 30, 2007, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of April 1, 2007 and held for the entire six-month period ended September 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Series	Beginning Account Value 4/1/07	Annualized Expense Ratio*	Ending Account Value 9/30/07	Expenses Paid During Period 4/1/07 to 9/30/07**	Ending Account Value 9/30/07	Expenses Paid During Period 4/1/07 to 9/30/07**
National
Class A	$1,000.00	0.90%	$1,009.80	$4.53	$1,020.56	$4.56
Class C	1,000.00	1.80	1,005.20	9.05	1,016.04	9.10
Class D	1,000.00	1.80	1,005.20	9.05	1,016.04	9.10
Colorado
Class A	1,000.00	0.94	1,011.90	4.74	1,020.36	4.76
Class C	1,000.00	1.84	1,007.40	9.26	1,015.84	9.30
Class D	1,000.00	1.84	1,007.40	9.26	1,015.84	9.30
Georgia
Class A	1,000.00	0.93	1,008.40	4.68	1,020.41	4.71
Class C	1,000.00	1.83	1,003.80	9.19	1,015.89	9.25
Class D	1,000.00	1.83	1,005.10	9.19	1,015.89	9.25
Louisiana
Class A	1,000.00	0.92	1,015.90	4.65	1,020.46	4.66
Class C	1,000.00	1.82	1,010.10	9.17	1,015.94	9.20
Class D	1,000.00	1.82	1,010.00	9.17	1,015.94	9.20
Maryland
Class A	1,000.00	0.92	1,009.40	4.63	1,020.46	4.66
Class C	1,000.00	1.82	1,006.10	9.15	1,015.94	9.20
Class D	1,000.00	1.82	1,006.10	9.15	1,015.94	9.20

(continued on next page.)

See footnotes on page 20.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
Series	Beginning Account Value 4/1/07	Annualized Expense Ratio*	Ending Account Value 9/30/07	Expenses Paid During Period 4/1/07 to 9/30/07**	Ending Account Value 9/30/07	Expenses Paid During Period 4/1/07 to 9/30/07**
Massachusetts
Class A	$1,000.00	0.87%	$1,012.40	$4.39	$1,020.71	$4.41
Class C	1,000.00	1.77	1,009.10	8.91	1,016.19	8.95
Class D	1,000.00	1.77	1,007.90	8.92	1,016.19	8.95
Michigan
Class A	1,000.00	0.85	1,011.20	4.29	1,020.81	4.31
Class C	1,000.00	1.75	1,006.70	8.80	1,016.29	8.85
Class D	1,000.00	1.75	1,006.70	8.80	1,016.29	8.85
Minnesota
Class A	1,000.00	0.86	1,013.10	4.34	1,020.76	4.36
Class C	1,000.00	1.76	1,008.50	8.86	1,016.24	8.90
Class D	1,000.00	1.76	1,007.20	8.86	1,016.24	8.90
Missouri
Class A	1,000.00	0.91	1,011.00	4.59	1,020.51	4.61
Class C	1,000.00	1.81	1,006.50	9.10	1,015.99	9.15
Class D	1,000.00	1.81	1,006.50	9.10	1,015.99	9.15
New York
Class A	1,000.00	0.84	1,012.00	4.24	1,020.86	4.26
Class C	1,000.00	1.74	1,007.40	8.76	1,016.34	8.80
Class D	1,000.00	1.74	1,007.40	8.76	1,016.34	8.80
Ohio
Class A	1,000.00	0.84	1,011.80	4.24	1,020.86	4.26
Class C	1,000.00	1.74	1,007.20	8.76	1,016.34	8.80
Class D	1,000.00	1.74	1,007.20	8.76	1,016.34	8.80
Oregon
Class A	1,000.00	0.88	1,013.60	4.44	1,020.66	4.46
Class C	1,000.00	1.78	1,009.10	8.96	1,016.14	9.00
Class D	1,000.00	1.78	1,009.10	8.96	1,016.14	9.00
South Carolina
Class A	1,000.00	0.85	1,009.10	4.28	1,020.81	4.31
Class C	1,000.00	1.75	1,005.80	8.80	1,016.29	8.85
Class D	1,000.00	1.75	1,004.60	8.80	1,016.29	8.85

*	Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Series’ prospectus for a description of each share class and its expenses and sales charges.
**	Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period April 1, 2007 to September 30, 2007, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments

September 30, 2007

National Fund
State	Face Amount	Municipal Bonds	Rating†	Value
Alaska — 0.5%	$325,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa	$330,769
California — 4.5%	2,585,000	East Bay Municipal Utility District, CA (Wastewater System Rev.), 5% due 6/1/2024	Aaa	2,731,027
Florida — 2.4%	1,400,000	South Florida Water Management District (Certificates of Participation), 5% due 10/1/2026	Aaa	1,450,316
Indiana — 7.4%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5.25% due 3/1/2022	Aaa	4,527,540
Maryland — 4.6%	2,500,000	Maryland State GOs Capital Improvements, 5.25% due 3/1/2017	Aaa	2,788,400
Massachusetts — 9.3%	2,335,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	2,490,324
	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,145,110
New York — 1.8%	1,000,000	New York State Urban Development Corporation Rev. (Service Contract), 5% due 1/1/2018	AAA‡	1,086,040
North Carolina — 3.5%	2,000,000	North Carolina Eastern Municipal Power Agency Power System Rev., 5.25% due 1/1/2020	Aaa	2,146,580
Tennessee — 12.0%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5% due 7/1/2026	Aa2	2,036,780
	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/1/2024ø	NR	5,250,550
Texas — 20.8%	2,500,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aaa	2,654,150
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA‡	4,012,539
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aaa	4,805,480
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020††	AAA‡	1,192,498
Washington — 4.3%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa	2,628,350
Wisconsin — 15.0%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,376,080
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030ø	Baa1	2,734,100
Total Municipal Bonds (Cost $50,798,007) — 86.1%				52,386,633

Short-Term Holdings
Colorado — 1.6%	1,000,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	1,000,000
Florida — 6.6%	4,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041ø	Aa2	4,000,560
Massachusetts — 0.7%	400,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	400,000
New York — 1.9%	1,140,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	1,140,000
Virginia — 3.8%	2,300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	2,300,000
Total Short-Term Holdings (Cost $8,830,448) — 14.6%				8,840,560
Total Investments (Cost $59,628,455) — 100.7%				61,227,193
Other Assets Less Liabilities — (0.7)%				(435,982)
Net Assets — 100.0%				$60,791,211

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Colorado Fund
Face Amount	Municipal Bonds	Rating†	Value
$485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aaa	$513,295
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aaa	545,045
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024ø	Aaa	1,713,013
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025ø	A3	1,194,559
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	736,583
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,276,707
2,000,000	Colorado Springs, CO Utilities Rev., 5.375% due 11/15/2026	Aa2	2,003,560
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	46,934
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021ø	Aaa	1,643,320
70,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa	70,183
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025ø	Aaa	2,135,160
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5.50% due 11/15/2025	Aaa	2,023,920
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1	1,045,440
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023ø	Aaa	1,118,860
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,303,257
480,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa	488,909
1,000,000	Platte River Power Authority, CO Power Rev., 5% due 6/1/2018	Aaa	1,085,780
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024ø	Aaa	1,880,900
1,000,000	Regional Transportation District, CO Sales Tax Rev., 5.25% due 11/1/2024	Aa3	1,108,980
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028ø	Aaa	1,883,927
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aaa	1,021,620
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	2,017,600
Total Municipal Bonds (Cost $27,564,870) — 93.5%			28,857,552

Short-Term Holdings
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022ø	Aaa	1,012,720
300,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	300,000
Total Short-Term Holdings (Cost $1,273,999) — 4.3%			1,312,720
Total Investments (Cost $28,838,869) — 97.8%			30,170,272
Other Assets Less Liabilities — 2.2%			688,791
Net Assets — 100.0%			$30,859,063

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Georgia Fund
Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	Aaa	$2,073,160
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa	578,502
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa	1,169,910
500,000	Augusta, GA Water & Sewer Rev., 5% due 10/1/2022	Aaa	534,435
1,250,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,259,275
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A2	1,325,838
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A2	1,097,170
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Aaa	1,320,279
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,618,214
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa	1,662,420
1,250,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,276,663
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,113,600
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022ø	Aaa	1,823,640
1,275,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,355,019
1,250,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aaa	1,298,875
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev. 5.25% due 7/1/2026	Aaa	1,115,900
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	Aa3	572,615
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/1/2015††	Aaa	1,735,575
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa3	1,247,737
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,045,700
Total Municipal Bonds (Cost $24,150,132) — 93.7%			25,224,527

Short-Term Holdings
500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	500,000
1,200,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital), VRDN, due 1/1/2020	VMIG 1	1,200,000
Total Short-Term Holdings (Cost $1,700,000) — 6.3%			1,700,000
Total Investments (Cost $25,850,132) — 100.0%			26,924,527
Other Assets Less Liabilities — (0.0)%			(6,759)
Net Assets — 100.0%			$26,917,768

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Louisiana Fund
Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1	$2,520,375
570,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	570,274
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	1,026,080
1,000,000	Jefferson Parish, LA Special Sales Tax Rev., 5.25% due 12/1/2020	Aaa	1,088,750
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,053,470
1,000,000	Louisiana Public Facilities Authority Refunding Rev. (Tulane University of Louisiana Project), 5% due 2/15/2026	Aaa	1,047,230
2,065,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,087,632
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,344,860
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021ø	Aaa	2,636,200
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,250,587
2,500,000	Shreveport, LA Airport System Rev., 5.375% due 1/1/2024*	Aaa	2,548,975
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019ø	Aaa	2,552,675
1,095,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/1/2010††	Aaa	1,164,916
Total Municipal Bonds (Cost $21,218,184) — 78.9%			21,892,024

Short-Term Holdings
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021ø	Aaa	1,023,550
790,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	790,000
435,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025ø	Aaa	444,057
1,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.625% due 10/1/2016ø	Aaa	1,530,225
1,500,000	Louisiana State GOs, 5% due 4/15/2018ø	Aaa	1,527,030
Total Short-Term Holdings (Cost $5,161,989) — 19.1%			5,314,862
Total Investments (Cost $26,380,173) — 98.0%			27,206,886
Other Assets Less Liabilities — 2.0%			553,954
Net Assets — 100.0%			$27,760,840

Maryland Fund
Face Amount	Municipal Bonds	Rating†	Value
$1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1	$1,276,806
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa	1,627,380
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2	1,531,350
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A‡	2,534,925
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026ø	Aaa	2,168,340
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	Aaa	2,071,540
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa	1,064,880
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2	2,453,945
1,000,000	Maryland GOs (State & Local Facilities), 5% due 8/1/2019	Aaa	1,068,200
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa	1,527,795
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,325,757
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,025,120

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Maryland Fund (continued)
Face Amount	Municipal Bonds	Rating†	Value
$1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017ø	Aaa	$1,600,230
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	464,729
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019ø	Aa1	2,150,060
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031ø	A3	1,923,390
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA‡	1,078,290
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	1,071,450
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa	1,606,305
Total Municipal Bonds (Cost $30,525,000) — 92.4%			31,570,492

	Short-Term Holdings
1,340,000	Anne Arundel County, MD GOs, 5.125% due 2/1/2027ø	AAA‡	1,360,716
700,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	700,000
Total Short-Term Holdings (Cost $2,005,643) — 6.0%			2,060,716
Total Investments (Cost $32,530,643) — 98.4%			33,631,208
Other Assets Less Liabilities — 1.6%			528,686
Net Assets — 100.0%			$34,159,894

Massachusetts Fund
Face Amount	Municipal Bonds	Rating†	Value
$2,330,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	$2,484,992
4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2	4,384,000
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,072,810
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/1/2026ø	Aa2	5,205,350
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033	A3	525,040
1,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), 5% due 10/1/2021	A2	1,563,585
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa	4,294,680
4,890,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/1/2024	Aaa	4,944,670
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A2	5,115,400
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aaa	2,168,312
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020ø	AAA‡	2,654,125
2,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	2,096,740
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa	1,037,060
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039ø	Aaa	4,807,080
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	4,515,040
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/15/2033ø	Aaa	2,618,900
Total Municipal Bonds (Cost $48,155,784) — 84.5%			51,487,784

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Massachusetts Fund (continued)
Face Amount	Short-Term Holdings	Rating†	Value
$350,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	$350,000
600,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	600,000
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5.375% due 9/1/2023ø	Aaa	3,627,890
500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	500,000
500,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	500,000
700,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	700,000
1,200,000	New York City, NY GOs Subseries E5, VRDN, due 8/1/2015	VMIG 1	1,200,000
1,320,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	1,320,000
Total Short-Term Holdings (Cost $8,495,364) — 14.5%			8,797,890
Total Investments (Cost $56,651,258) — 99.0%			60,285,674
Other Assets Less Liabilities — 1.0%			637,876
Net Assets — 100.0%			$60,923,550

Michigan Fund
Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030ø	Aaa	$1,348,147
530,000	Canton Charter Township, MI GOs, 5% due 4/1/2021	Aaa	562,955
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	Aaa	2,061,740
3,000,000	Detroit, MI Sewage Disposal System Rev. (Senior Lien), 5.25 due 7/1/2023	Aaa	3,224,970
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,335,176
1,455,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	Aaa	1,538,372
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021ø	Aa2	3,145,800
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	111,703
1,285,000	Kalamazoo, MI Public School GOs, 5% due 5/1/2024	Aaa	1,347,117
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aaa	2,097,020
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa	2,218,440
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	Aaa	3,091,890
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Revolving Fund Revenue Bonds), 5% due 10/1/2022	Aaa	4,067,024
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	Aaa	1,645,005
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	Aaa	1,261,792
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027ø	Aaa	1,049,550
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1	781,208
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1	1,036,290
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026ø	AAA‡	6,369,720
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	5,310,742
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa	4,075,760
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2	4,076,400
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,102,500
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,102,180
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	2,230,960
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Aaa	568,970
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,636,225
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022ø	Aa3	5,243,000
5,000,000	Western Michigan State University Rev., 5.125% due 11/15/2022	Aaa	5,008,200
Total Municipal Bonds (Cost $72,563,693) — 91.6%			74,648,856

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Michigan Fund (continued)
Face Amount	Short-Term Holdings	Rating†	Value
$1,890,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028ø	Aaa	$1,929,350
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028ø	Aaa	2,555,725
280,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	280,000
590,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital), VRDN, due 1/1/2020	VMIG 1	590,000
Total Short-Term Holdings (Cost $5,196,985) — 6.6%			5,355,075
Total Investments (Cost $77,760,678) — 98.2%			80,003,931
Other Assets Less Liabilities — 1.8%			1,495,649
Net Assets — 100.0%			$81,499,580

Minnesota Fund
Face Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5.125% due 2/1/2017	Aa2	$2,361,633
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa	2,092,880
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,195,400
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032ø	Aaa	5,283,700
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,564,440
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,200,803
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2	3,618,965
3,040,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College ), 5% due 10/1/2022	A2	3,135,638
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1	1,014,660
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa	3,704,425
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,212,200
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,480,025
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024ø	Aaa	3,152,640
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030ø	Aaa	1,050,880
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa	3,468,234
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa	3,958,013
4,000,000	Southern Minnesota Municipal Power Agency – Power Supply System Rev., 5% due 1/1/2012	Aaa	4,222,280
5,890,000	Western Minnesota Municipal Power Agency – Power Supply Rev., 6.375% due 1/1/2016††	Aaa	6,487,953
Total Municipal Bonds (Cost $55,235,439) — 80.3%			57,204,769

Short-Term Holdings
500,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	500,000
240,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	240,000
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5.25% due 12/1/2024ø	Aa2	4,737,758
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022ø	Aaa	76,680
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022ø	A2	2,000,260
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5.25% due 4/1/2029ø	A2	2,500,300
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023ø	A2	1,791,845
890,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	890,000
Total Short-Term Holdings (Cost $12,651,368) — 17.8%			12,736,843
Total Investments (Cost $67,886,807) — 98.1%			69,941,612
Other Assets Less Liabilities — 1.9%			1,326,924
Net Assets — 100.0%			$71,268,536

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Missouri Fund
Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+‡	$993,870
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	Aaa	1,077,040
1,000,000	Kansas City, MO GOs, 5% due 2/1/2020	Aaa	1,068,410
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,300,438
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,151,160
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018ø	Aaa	1,065,120
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1	1,811,057
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,044,050
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,435
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	Aaa	2,659,200
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028ø	Aaa	1,332,188
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa	992,700
60,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	60,983
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2	2,230,440
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aaa	1,079,020
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020ø	AA+‡	1,572,675
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,022,430
1,000,000	St. Louis, MO Airport Rev. (Lambert – St. Louis International Airport), 5% due 7/1/2023	Aaa	1,051,170
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A2	1,481,800
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2	1,044,590
Total Municipal Bonds (Cost $23,975,397) — 94.8%			25,223,776

Short-Term Holdings
700,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	700,000
200,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	200,000
Total Short-Term Holdings (Cost $900,000) — 3.4%			900,000
Total Investments (Cost $24,875,397) — 98.2%			26,123,776
Other Assets Less Liabilities — 1.8%			479,743
Net Assets — 100.0%			$26,603,519

New York Fund
Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031ø	Aaa	$2,684,625
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa	1,090,470
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1	3,044,724
25,000	New York City, NY GOs, 6% due 5/15/2030	Aa3	26,512
2,900,000	New York City, NY GOs, 6% due 5/15/2030ø	AAA‡	3,106,248
5,000	New York City, NY GOs, 7.25% due 8/15/2024	Aa3	5,014
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa	1,078,840
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5.50% due 6/15/2033ø	AAA‡	4,240,520

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

New York Fund (continued)
Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	$1,045,550
1,035,000	New York City, NY Transitional Finance Authority (Future Tax Secured Subordinate Bonds), 5% due 11/1/2026	Aa2	1,086,429
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aaa	1,042,790
2,000,000	New York State Dormitory Authority Lease Rev. (State University Dormitory Facilities), 5% due 7/1/2025	Aa3	2,091,000
2,000,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5% due 8/15/2026	Aaa	2,085,060
10,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022	A1	10,214
2,000,000	New York State Dormitory Authority Rev. (New York University), 5% due 7/1/2024	Aaa	2,113,760
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,036,120
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa	1,535,520
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,274,338
1,000,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2032	Aaa	1,065,960
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Aaa	4,018,440
2,820,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2	2,864,641
2,000,000	New York State Local Government Assistance Corporation Rev. (A Public Benefit Corporation of the State of New York), 5% due 4/1/2019	Aa3	2,148,380
485,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1	491,644
320,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	331,606
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,708,992
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	521,605
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033ø	AAA‡	1,070,710
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032ø	AAA‡	2,142,780
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2	4,418,640
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	A1	2,614,748
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2	1,010,860
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029ø	A3	2,348,302
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032ø	AAA‡	2,244,678
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	387,261
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030ø	AAA‡	2,044,350
Total Municipal Bonds (Cost $58,863,194) — 92.8%			62,031,331

Short-Term Holdings
600,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	600,000
1,200,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	1,200,000
1,015,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	1,015,000
1,170,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,170,000
Total Short-Term Holdings (Cost $3,985,000) — 6.0%			3,985,000
Total Investments (Cost $62,848,194) — 98.8%			66,016,331
Other Assets Less Liabilities — 1.2%			826,514
Net Assets — 100.0%			$66,842,845

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Ohio Fund
Face Amount	Municipal Bonds	Rating†	Value
$3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035ø	Aa1	$3,803,940
4,000,000	Cleveland, OH Airport System Rev., 5.125% due 1/1/2027*	Aaa	4,031,480
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	85,444
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa	1,534,331
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,624,975
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa	7,267,400
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aaa	1,031,160
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029ø	Aa2	1,304,987
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031ø	Aaa	4,252,760
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	Aaa	1,044,060
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,667,238
1,000,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aaa	1,047,910
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aaa	2,711,176
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa	2,002,760
4,000,000	Ohio Higher Education Facilities Rev. (Denison University), 5% due 11/1/2023	Aa3	4,220,440
1,040,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	1,048,611
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,251,249
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,391,207
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A2	1,031,690
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2	3,117,960
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/1/2031	Aa2	1,040,280
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029ø	Aa2	3,172,260
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa	2,909,996
640,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/1/2010††	Aaa	681,184
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aaa	1,555,785
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aaa	3,421,020
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	4,515,040
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,636,225
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030ø	Aaa	2,422,843
Total Municipal Bonds (Cost $68,093,526) — 74.3%			70,825,411

Short-Term Holdings
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5.125% due 4/1/2017ø	Aaa	2,055,840
400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	400,000
300,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	300,000
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022ø	Aaa	4,051,560
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5.375% due 12/1/2024ø	Aaa	5,113,950
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5.125% due 12/1/2023ø	Aaa	7,655,025
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,500,400
890,000	Royal Oak, MI Hospital Finance Authority Hospital Rev., (William Beaumont Hospital), VRDN, due 1/1/2020	VMIG 1	890,000
Total Short-Term Holdings (Cost $22,383,933) — 24.1%			22,966,775
Total Investments (Cost $90,477,459) — 98.4%			93,792,186
Other Assets Less Liabilities — 1.6%			1,524,267
Net Assets — 100.0%			$95,316,453

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

Oregon Fund
Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-‡	$2,011,320
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A1	1,540,890
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A1	1,034,110
1,580,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A‡	1,672,146
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025ø	Aaa	1,049,630
1,500,000	Deschutes County, OR Administrative School District No. 1 (Bend-LaPine), GOs, 5.50% due 6/15/2016ø	Aaa	1,600,305
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aaa	2,224,620
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,272,887
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2	1,043,430
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,002,260
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,045,980
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa	1,069,500
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026ø	AAA‡	2,143,580
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1	755,903
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,024,320
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Aaa	393,537
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1	2,024,920
605,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2	606,543
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,035,260
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aaa	2,595,500
1,500,000	Oregon State Facilities Authority Rev. (Willamette University Project), 5% due 10/1/2027	A‡	1,522,425
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa	1,070,441
1,500,000	Portland, OR Water System Rev., 5% due 10/1/2013	Aaa	1,613,805
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,051,090
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA‡	1,617,435
825,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa	828,498
500,000	Tri-County Metropolitan Transportation District, OR Payroll Tax & Grant Receipt Rev., 5% due 5/1/2012	Aaa	529,800
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2	1,054,440
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	504,400
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2	1,047,076
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2	1,395,602
2,355,000	Washington County, OR GOs, 5% due 6/1/2026ø	Aa2	2,470,748
Total Municipal Bonds (Cost $43,171,258) — 92.4%			44,852,401

Short-Term Holdings
600,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	600,000
300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	300,000
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018ø	A+‡	2,045,280
Total Short-Term Holdings (Cost $2,886,662) — 6.1%			2,945,280
Total Investments (Cost $46,057,920) — 98.5%			47,797,681
Other Assets Less Liabilities — 1.5%			756,328
Net Assets — 100.0%			$48,554,009

See footnotes on page 32.

Portfolios of Investments

September 30, 2007

South Carolina Fund
Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,115,440
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023ø	Aaa	1,451,073
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	Aaa	259,759
3,190,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026ø	Aaa	3,313,772
1,810,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	1,866,671
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	Baa1	2,508,275
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3	1,075,880
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,100,720
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1	3,940,066
1,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5% due 11/1/2020	A2	1,026,270
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa	2,058,300
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032ø	A2	2,192,380
1,500,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	Aaa	1,607,115
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Aaa	1,483,100
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	1,673,220
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	Aaa	2,584,341
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	1,128,760
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,553,525
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,108,400
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-‡	3,067,290
4,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3	4,122,600
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aaa	3,229,611
650,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	653,295
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,083,850
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024ø	Aaa	5,228,900
Total Municipal Bonds (Cost $61,513,384) — 94.5%			64,432,613

Short-Term Holdings
2,300,000	California Infrastructure & Economic Development, Industrial Improvements Rev. (Rand Corporation), VRDN, due 4/1/2042	A-1+‡	2,300,000
525,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	525,000
Total Short-Term Holdings (Cost $2,825,000) — 4.2%			2,825,000
Total Investments (Cost $64,338,384) — 98.7%			67,257,613
Other Assets Less Liabilities — 1.3%			907,514
Net Assets — 100.0%			$68,165,127

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements.

Statements of Assets and Liabilities

September 30, 2007

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$52,386,633	$28,857,552	$25,224,527	$21,892,024	$31,570,492	$51,487,784	$74,648,856
Short-term holdings	8,840,560	1,312,720	1,700,000	5,314,862	2,060,716	8,797,890	5,355,075
Total investments*	61,227,193	30,170,272	26,924,527	27,206,886	33,631,208	60,285,674	80,003,931
Cash**	153,233	235,843	189,745	120,603	149,785	132,355	472,945
Interest receivable	713,367	528,870	407,032	443,518	483,466	660,101	1,337,007
Receivable for Capital Stock sold	40,000	4,800	211	20,642	—	—	—
Expenses prepaid to shareholder service agent	2,303	1,209	1,036	979	1,324	2,361	3,455
Receivable for securities sold	—	—	—	60,000	—	—	—
Other	3,521	1,568	1,374	2,401	1,734	3,071	4,358
Total Assets	62,139,617	30,942,562	27,523,925	27,855,029	34,267,517	61,083,562	81,821,696
Liabilities:
Payable for securities purchased	1,086,780	—	533,875	—	—	—	—
Payable for Capital Stock repurchased	111,629	445	32	5,999	22,969	1,844	113,313
Dividends payable	82,243	43,077	34,125	50,121	39,635	88,692	121,405
Management fee payable	25,114	12,657	11,079	11,424	14,178	25,009	33,654
Distribution and service (12b-1) fees payable	6,804	2,514	2,826	2,728	3,794	6,582	7,829
Accrued expenses and other	35,836	24,806	24,220	23,917	27,047	37,885	45,915
Total Liabilities	1,348,406	83,499	606,157	94,189	107,623	160,012	322,116
Net Assets	$60,791,211	$30,859,063	$26,917,768	$27,760,840	$34,159,894	$60,923,550	$81,499,580
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$7,491	$4,103	$3,371	$3,404	$4,200	$7,350	$9,668
Class C	223	26	39	57	46	369	113
Class D	137	23	126	72	143	28	215
Additional paid-in capital	60,179,806	29,399,853	26,500,070	26,693,769	33,001,773	56,643,229	78,398,530
Undistributed net investment income (Note 6)	150,418	141,136	65,308	126,300	45,287	250,122	319,439
Undistributed/accumulated net realized gain (loss) (Note 6)	(1,145,602)	(17,481)	(725,541)	110,525	7,880	388,036	528,362
Net unrealized appreciation of investments	1,598,738	1,331,403	1,074,395	826,713	1,100,565	3,634,416	2,243,253
Net Assets	$60,791,211	$30,859,063	$26,917,768	$27,760,840	$34,159,894	$60,923,550	$81,499,580
Net Assets:
Class A	$58,001,972	$30,495,602	$25,663,597	$26,750,138	$32,689,851	$57,795,768	$78,824,168
Class C	$1,728,760	$194,017	$293,954	$446,808	$355,176	$ 2,903,827	$922,587
Class D	$1,060,479	$169,444	$960,217	$563,894	$1,114,867	$223,955	$1,752,825
Shares of Capital Stock Outstanding:
Class A	7,490,812	4,103,459	3,371,076	3,404,332	4,199,926	7,350,164	9,667,661
Class C	223,193	26,142	38,508	56,900	45,553	369,126	113,289
Class D	136,911	22,835	125,754	71,737	142,996	28,477	215,240
Net Asset Value Per Share:
Class A	$7.74	$7.43	$7.61	$7.86	$7.78	$7.86	$8.15
Class C	$7.75	$7.42	$7.63	$7.85	$7.80	$7.87	$8.14
Class D	$7.75	$7.42	$7.64	$7.86	$7.80	$7.86	$8.14
* Cost of total investments	$59,628,455	$28,838,869	$25,850,132	$26,380,173	$32,530,643	$56,651,258	$77,760,678
** Includes restricted cash as follows:	$13,000	$6,000	$2,000	$4,000	$5,000	$ 11,000	$11,000

See Notes to Financial Statements.

Statements of Assets and Liabilities

September 30, 2007

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$57,204,769	$25,223,776	$62,031,331	$70,825,411	$44,852,401	$64,432,613
Short-term holdings	12,736,843	900,000	3,985,000	22,966,775	2,945,280	2,825,000
Total investments*	69,941,612	26,123,776	66,016,331	93,792,186	47,797,681	67,257,613
Cash**	380,886	209,398	183,482	250,410	98,445	241,497
Interest receivable	1,160,789	348,870	757,560	1,502,312	804,739	977,570
Receivable for Capital Stock sold	2,767	—	1,410	—	—	—
Expenses prepaid to shareholder service agent	2,764	1,036	2,418	3,512	1,727	2,476
Receivable for securities sold	—	—	60,000	—	—	—
Other	3,620	1,454	3,352	4,794	2,427	3,465
Total Assets	71,492,438	26,684,534	67,024,553	95,553,214	48,705,019	68,482,621
Liabilities:
Payable for Capital Stock repurchased	37,568	4,543	14,494	—	20,118	137,133
Dividends payable	105,510	39,442	94,738	138,999	74,596	102,825
Management fee payable	29,318	10,912	27,517	39,132	19,930	28,164
Distribution and service (12b-1) fees payable	5,591	2,180	9,063	7,899	5,174	8,916
Accrued expenses and other	45,915	23,938	35,896	50,731	31,192	40,456
Total Liabilities	223,902	81,015	181,708	236,761	151,010	317,494
Net Assets	$71,268,536	$26,603,519	$66,842,845	$95,316,453	$48,554,009	$68,165,127
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$9,379	$3,452	$7,530	$12,023	$6,014	$ 7,787
Class C	18	6	509	85	169	486
Class D	43	37	246	78	142	233
Additional paid-in capital	68,605,445	25,084,476	63,211,337	91,400,307	46,538,490	64,906,105
Undistributed net investment income (Note 6)	308,564	131,752	149,479	359,802	193,503	210,007
Undistributed net realized gain (Note 6)	290,282	135,417	305,607	229,431	75,930	121,280
Net unrealized appreciation of investments	2,054,805	1,248,379	3,168,137	3,314,727	1,739,761	2,919,229
Net Assets	$71,268,536	$26,603,519	$66,842,845	$95,316,453	$48,554,009	$68,165,127
Net Assets:
Class A	$70,803,887	$26,279,152	$60,745,775	$94,031,061	$46,168,147	$62,401,842
Class C	$136,444	$43,397	$4,109,782	$670,445	$1,297,664	$ 3,894,850
Class D	$328,205	$280,970	$1,987,288	$614,947	$1,088,198	$ 1,868,435
Shares of Capital Stock Outstanding:
Class A	9,378,788	3,451,746	7,530,426	12,023,208	6,013,846	7,787,402
Class C	18,046	5,702	508,690	85,177	169,181	486,285
Class D	43,400	36,895	245,978	78,129	141,895	233,214
Net Asset Value Per Share:
Class A	$7.55	$7.61	$8.07	$7.82	$7.68	$8.01
Class C	$7.56	$7.61	$8.08	$7.87	$7.67	$8.01
Class D	$7.56	$7.62	$8.08	$7.87	$7.67	$8.01
* Cost of total investments	$67,886,807	$24,875,397	$62,848,194	$90,477,459	$46,057,920	$64,338,384
** Includes restricted cash as follows:	$16,000	$5,000	$7,000	$13,000	$3,000	$ 5,000

See Notes to Financial Statements.

Statements of Operations

For the Year Ended September 30, 2007

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Investment Income:
Interest	$3,338,859	$1,617,170	$1,398,008	$1,533,222	$1,671,310	$ 3,259,704	$4,299,938
Expenses:			.
Management fees	327,359	160,106	140,819	147,468	177,465	315,843	439,037
Shareholder account services	104,204	52,377	46,977	48,577	62,455	105,102	152,102
Distribution and service (12b-1) fees	94,802	35,209	40,008	38,833	52,661	91,530	113,222
Registration	38,852	8,934	9,320	10,230	10,610	15,052	10,061
Auditing and legal fees	32,835	28,068	22,246	26,167	28,611	36,112	41,996
Directors’ fees and expenses	6,652	5,760	5,634	5,656	5,861	6,610	7,294
Shareholder reports and communications	5,422	4,062	3,896	2,183	3,082	5,306	6,509
Custody and related services	4,509	5,425	2,406	3,236	5,930	7,636	13,301
Miscellaneous	7,394	5,122	4,461	4,595	5,014	7,284	9,671
Total Expenses	622,029	305,063	275,767	286,945	351,689	590,475	793,193
Net Investment Income	2,716,830	1,312,107	1,122,241	1,246,277	1,319,621	2,669,229	3,506,745
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	370,912	(21,508)	107,234	106,413	2,910	348,960	443,278
Net change in unrealized appreciation of investments	(978,034)	(348,316)	(613,612)	(485,433)	(442,347)	(1,256,897)	(1,874,977)
Net Loss on Investments	(607,122)	(369,824)	(506,378)	(379,020)	(439,437)	(907,937)	(1,431,699)
Increase in Net Assets from Operations	$2,109,708	$942,283	$615,863	$867,257	$880,184	$ 1,761,292	$2,075,046

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Investment Income:
Interest	$3,684,323	$1,339,485	$3,480,436	$4,740,905	$2,444,562	$ 3,569,027
Expenses:
Management fees	375,995	140,556	342,695	491,337	248,955	363,984
Shareholder account services	122,855	46,978	105,217	158,814	74,602	110,030
Distribution and service (12b-1) fees	80,789	30,992	124,812	110,865	71,488	126,288
Registration	12,004	8,674	13,084	13,959	10,290	12,400
Auditing and legal fees	40,911	20,930	33,742	43,992	37,744	39,164
Directors’ fees and expenses	6,946	5,657	6,726	7,532	6,197	6,785
Shareholder reports and communications	7,605	3,518	4,611	8,290	6,563	6,914
Custody and related services	12,504	4,085	5,276	17,811	9,254	12,908
Miscellaneous	8,839	4,941	7,980	10,669	6,357	8,481
Total Expenses	668,448	266,331	644,143	863,269	471,450	686,954
Net Investment Income	3,015,875	1,073,154	2,836,293	3,877,636	1,973,112	2,882,073
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	233,480	125,117	269,498	431,228	44,433	81,932
Net change in unrealized appreciation of investments	(1,363,154)	(586,890)	(1,328,902)	(1,595,619)	(683,984)	(1,013,594)
Net Loss on Investments	(1,129,674)	(461,773)	(1,059,404)	(1,164,391)	(639,551)	(931,662)
Increase in Net Assets from Operations	$1,886,201	$611,381	$1,776,889	$2,713,245	$1,333,561	$ 1,950,411

See Notes to Financial Statements.

Statements of Changes in Net Assets

	National Fund		Colorado Fund		Georgia Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$2,716,830	$3,116,702	$1,312,107	$1,408,833	$1,122,241	$1,257,385
Net realized gain (loss) on investments	370,912	146,358	(21,508)	251,848	107,234	98,270
Net change in unrealized appreciation of investments	(978,034)	(861,668)	(348,316)	(679,326)	(613,612)	(290,500)
Increase in Net Assets from Operations	2,109,708	2,401,392	942,283	981,355	615,863	1,065,155
Distributions to Shareholders:
Net investment income:
Class A	(2,536,640)	(2,943,037)	(1,267,630)	(1,377,363)	(1,035,097)	(1,210,851)
Class C	(66,591)	(89,012)	(6,329)	(5,659)	(11,240)	(17,749)
Class D	(33,452)	(53,346)	(4,259)	(4,855)	(27,481)	(31,850)
Total	(2,636,683)	(3,085,395)	(1,278,218)	(1,387,877)	(1,073,818)	(1,260,450)
Net realized long-term gain on investments:
Class A	—	—	(214,719)	—	—	—
Class C	—	—	(1,368)	—	—	—
Class D	—	—	(936)	—	—	—
Total	—	—	(217,023)	—	—	—
Decrease in Net Assets from Distributions	(2,636,683)	(3,085,395)	(1,495,241)	(1,387,877)	(1,073,818)	(1,260,450)
Capital Share Transactions:
Net proceeds from sales of shares	982,304	1,978,168	331,138	1,253,400	562,407	272,683
Investment of dividends	1,614,180	1,805,443	710,242	780,422	714,020	850,283
Exchanged from associated funds	1,892,797	2,823,692	80,660	52,561	178,519	109,377
Investment of gain distributions	—	—	154,513	—	—	—
Total	4,489,281	6,607,303	1,276,553	2,086,383	1,454,946	1,232,343
Cost of shares repurchased	(11,683,980)	(8,031,015)	(2,735,527)	(4,017,436)	(3,386,891)	(3,676,744)
Exchanged into associated funds	(915,971)	(922,246)	(34,581)	(72,370)	(42,676)	(159,101)
Total	(12,599,951)	(8,953,261)	(2,770,108)	(4,089,806)	(3,429,567)	(3,835,845)
Decrease in Net Assets from Capital Share Transactions	(8,110,670)	(2,345,958)	(1,493,555)	(2,003,423)	(1,974,621)	(2,603,502)
Decrease in Net Assets	(8,637,645)	(3,029,961)	(2,046,513)	(2,409,945)	(2,432,576)	(2,798,797)
Net Assets:
Beginning of year	69,428,856	72,458,817	32,905,576	35,315,521	29,350,344	32,149,141
End of Year*	$60,791,211	$69,428,856	$30,859,063	$32,905,576	$26,917,768	$29,350,344

* Including undistributed net investment income as follows:	$150,418	$136,810	$141,136	$111,324	$65,308	$24,790

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Louisiana Fund		Maryland Fund		Massachusetts Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$1,246,277	$1,428,459	$1,319,621	$1,530,063	$2,669,229	$2,889,659
Net realized gain on investments	106,413	66,839	2,910	219,084	348,960	260,270
Net change in unrealized appreciation of investments	(485,433)	(365,685)	(442,347)	(362,613)	(1,256,897)	(1,269,463)
Increase in Net Assets from Operations	867,257	1,129,613	880,184	1,386,534	1,761,292	1,880,466
Distributions to Shareholders:
Net investment income:
Class A	(1,179,396)	(1,384,614)	(1,180,633)	(1,467,285)	(2,522,719)	(2,754,557)
Class C	(14,072)	(23,714)	(10,815)	(15,244)	(91,810)	(79,102)
Class D	(20,150)	(19,643)	(39,300)	(53,419)	(13,986)	(18,372)
Total	(1,213,618)	(1,427,971)	(1,230,748)	(1,535,948)	(2,628,515)	(2,852,031)
Net realized long-term gain on investments:
Class A	(89,697)	(114,883)	(256,397)	(109,935)	(295,070)	(245,532)
Class C	(1,186)	(2,301)	(3,413)	(1,216)	(11,477)	(8,973)
Class D	(1,807)	(1,802)	(11,486)	(5,518)	(2,450)	(2,163)
Total	(92,690)	(118,986)	(271,296)	(116,669)	(308,997)	(256,668)
Decrease in Net Assets from Distributions	(1,306,308)	(1,546,957)	(1,502,044)	(1,652,617)	(2,937,512)	(3,108,699)
Capital Share Transactions:
Net proceeds from sales of shares	790,614	936,043	426,524	595,855	2,149,254	754,529
Investment of dividends	798,451	869,125	818,534	986,037	1,619,001	1,730,156
Exchanged from associated funds	19,851	124,342	363,271	472,287	93,237	210,453
Investment of gain distributions	68,684	87,103	213,974	91,091	235,396	195,415
Total	1,677,600	2,016,613	1,822,303	2,145,270	4,096,888	2,890,553
Cost of shares repurchased	(4,450,302)	(9,568,313)	(3,448,763)	(6,010,384)	(7,295,982)	(8,767,521)
Exchanged into associated funds	(153,649)	(280,463)	(253,806)	(707,868)	(95,308)	(233,024)
Total	(4,603,951)	(9,848,776)	(3,702,569)	(6,718,252)	(7,391,290)	(9,000,545)
Decrease in Net Assets from Capital Share Transactions	(2,926,351)	(7,832,163)	(1,880,266)	(4,572,982)	(3,294,402)	(6,109,992)
Decrease in Net Assets	(3,365,402)	(8,249,507)	(2,502,126)	(4,839,065)	(4,470,622)	(7,338,225)
Net Assets:
Beginning of year	31,126,242	39,375,749	36,662,020	41,501,085	65,394,172	72,732,397
End of Year*	$27,760,840	$31,126,242	$34,159,894	$36,662,020	$60,923,550	$65,394,172

* Including undistributed net investment income as follows:	$126,300	$107,997	$45,287	$37,289	$250,122	$254,014

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Michigan Fund		Minnesota Fund		Missouri Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$3,506,745	$4,000,174	$3,015,875	$3,299,019	$1,073,154	$1,215,615
Net realized gain on investments	443,278	600,732	233,480	76,568	125,117	178,509
Net change in unrealized appreciation of investments	(1,874,977)	(1,673,604)	(1,363,154)	(972,170)	(586,890)	(396,609)
Increase in Net Assets from Operations	2,075,046	2,927,302	1,886,201	2,403,417	611,381	997,515
Distributions to Shareholders:
Net investment income:
Class A	(3,316,492)	(3,829,166)	(2,920,069)	(3,204,534)	(1,023,879)	(1,183,212)
Class C	(28,690)	(28,806)	(5,905)	(7,529)	(1,216)	(1,684)
Class D	(56,227)	(65,235)	(13,041)	(19,519)	(8,119)	(10,383)
Total	(3,401,409)	(3,923,207)	(2,939,015)	(3,231,582)	(1,033,214)	(1,195,279)
Net realized long-term gain on investments:
Class A	(640,700)	(340,602)	(121,235)	(65,483)	(200,747)	(79,200)
Class C	(6,924)	(3,167)	(390)	(222)	(307)	(151)
Class D	(14,980)	(7,224)	(823)	(534)	(2,146)	(924)
Total	(662,604)	(350,993)	(122,448)	(66,239)	(203,200)	(80,275)
Decrease in Net Assets from Distributions	(4,064,013)	(4,274,200)	(3,061,463)	(3,297,821)	(1,236,414)	(1,275,554)
Capital Share Transactions:
Net proceeds from sales of shares	654,376	1,261,568	1,075,626	1,022,326	329,162	354,110
Investment of dividends	2,263,295	2,520,394	2,043,647	2,212,560	611,066	697,947
Exchanged from associated funds	397,165	835,021	296,054	87,032	21,453	6,165
Investment of gain distributions	514,663	270,523	98,076	52,386	145,773	57,744
Total	3,829,499	4,887,506	3,513,403	3,374,304	1,107,454	1,115,966
Cost of shares repurchased	(12,709,655)	(13,130,509)	(9,668,644)	(8,908,931)	(3,048,178)	(3,096,406)
Exchanged into associated funds	(628,343)	(448,067)	(352,927)	(326,495)	(280,359)	(142,168)
Total	(13,337,998)	(13,578,576)	(10,021,571)	(9,235,426)	(3,328,537)	(3,238,574)
Decrease in Net Assets from Capital Share Transactions	(9,508,499)	(8,691,070)	(6,508,168)	(5,861,122)	(2,221,083)	(2,122,608)
Decrease in Net Assets	(11,497,466)	(10,037,968)	(7,683,430)	(6,755,526)	(2,846,116)	(2,400,647)
Net Assets:
Beginning of year	92,997,046	103,035,014	78,951,966	85,707,492	29,449,635	31,850,282
End of Year*	$81,499,580	$92,997,046	$71,268,536	$78,951,966	$26,603,519	$29,449,635

* Including undistributed net investment income as follows:	$319,439	$300,635	$308,564	$290,049	$131,752	$104,006

See Notes to Financial Statements.

Statements of Changes in Net Assets

	New York Fund		Ohio Fund		Oregon Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$2,836,293	$3,034,185	$3,877,636	$4,125,106	$1,973,112	$2,185,039
Net realized gain (loss) on investments	269,498	26,764	431,228	(219,550)	44,433	352,746
Net change in unrealized appreciation of investments	(1,328,902)	(567,527)	(1,595,619)	(1,088,386)	(683,984)	(569,200)
Increase in Net Assets from Operations	1,776,889	2,493,422	2,713,245	2,817,170	1,333,561	1,968,585
Distributions to Shareholders:
Net investment income:
Class A	(2,583,515)	(2,761,332)	(3,704,295)	(4,045,246)	(1,849,453)	(2,068,465)
Class C	(143,563)	(160,152)	(22,382)	(26,338)	(38,994)	(40,875)
Class D	(67,524)	(75,789)	(18,355)	(22,356)	(33,992)	(40,429)
Total	(2,794,602)	(2,997,273)	(3,745,032)	(4,093,940)	(1,922,439)	(2,149,769)
Net realized long-term gain on investments:
Class A	(23,312)	(140,310)	—	(226,931)	(384,647)	(87,714)
Class C	(1,781)	(10,120)	—	(1,962)	(10,103)	(2,125)
Class D	(780)	(4,941)	—	(1,634)	(9,046)	(2,593)
Total	(25,873)	(155,371)	—	(230,527)	(403,796)	(92,432)
Decrease in Net Assets from Distributions	(2,820,475)	(3,152,644)	(3,745,032)	(4,324,467)	(2,326,235)	(2,242,201)
Capital Share Transactions:
Net proceeds from sales of shares	1,326,686	1,602,997	1,424,228	1,369,336	2,958,985	1,941,237
Investment of dividends	1,801,685	1,876,407	2,407,164	2,564,404	1,233,759	1,343,905
Exchanged from associated funds	176,460	174,211	130,350	44,756	69,509	144,499
Investment of gain distributions	20,137	122,615	—	178,565	325,124	73,500
Total	3,324,968	3,776,230	3,961,742	4,157,061	4,587,377	3,503,141
Cost of shares repurchased	(6,057,460)	(8,629,602)	(9,507,395)	(9,375,883)	(6,764,412)	(5,967,376)
Exchanged into associated funds	(219,342)	(648,332)	(393,405)	(268,832)	(717,845)	(652,323)
Total	(6,276,802)	(9,277,934)	(9,900,800)	(9,644,715)	(7,482,257)	(6,619,699)
Decrease in Net Assets from Capital Share Transactions	(2,951,834)	(5,501,704)	(5,939,058)	(5,487,654)	(2,894,880)	(3,116,558)
Decrease in Net Assets	(3,995,420)	(6,160,926)	(6,970,845)	(6,994,951)	(3,887,554)	(3,390,174)
Net Assets:
Beginning of year	70,838,265	76,999,191	102,287,298	109,282,249	52,441,563	55,831,737
End of Year*	$66,842,845	$70,838,265	$95,316,453	$102,287,298	$48,554,009	$52,441,563

* Including undistributed net investment income as follows:	$149,479	$144,023	$359,802	$239,868	$193,503	$175,315

See Notes to Financial Statements.

Statements of Changes in Net Assets

	South Carolina Fund
	Year Ended September 30,
	2007	2006
Operations:
Net investment income	$2,882,073	$3,108,732
Net realized gain on investments	81,932	402,473
Net change in unrealized appreciation of investments	(1,013,594)	(864,387)
Increase in Net Assets from Operations	1,950,411	2,646,818
Distributions to Shareholders:
Net investment income:
Class A	(2,647,462)	(2,861,576)
Class C	(123,908)	(128,515)
Class D	(59,530)	(71,298)
Total	(2,830,900)	(3,061,389)
Net realized long-term gain on investments:
Class A	(388,845)	—
Class C	(22,658)	—
Class D	(11,174)	—
Total	(422,677)	—
Decrease in Net Assets from Distributions	(3,253,577)	(3,061,389)
Capital Share Transactions:
Net proceeds from sales of shares	2,824,828	4,396,691
Investment of dividends	1,884,567	2,020,091
Exchanged from associated funds	14,492	476,195
Investment of gain distributions	343,662	—
Total	5,067,549	6,892,977
Cost of shares repurchased	(12,451,158)	(12,084,343)
Exchanged into associated funds	(160,879)	(276,594)
Total	(12,612,037)	(12,360,937)
Decrease in Net Assets from Capital Share Transactions	(7,544,488)	(5,467,960)
Decrease in Net Assets	(8,847,654)	(5,882,531)
Net Assets:
Beginning of year	77,012,781	82,895,312
End of Year*	$68,165,127	$77,012,781
* Including undistributed net investment income as follows:	$210,007	$204,793

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization and Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end non-diversified management investment company. The Series consists of 13 separate funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund” (each, a “Fund”, collectively, the “Funds”).

Each Fund of the Series offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares were sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase; and shares purchased through certain financial intermediaries were bought without an initial sales charge and with a 1% CDSC on redemptions made within one year of purchase.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Series’ insurance policies.

c.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2007, distribution and service (12b-1) fees were the only class-specific expenses.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2007, the interest rates paid on these notes ranged from 3.84% to 4.11%.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

f.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Funds and provides the necessary personnel and facilities. Compensation of all Officers of the Funds, all Directors of the Funds who are employees of the Manager, and all personnel of the Funds and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Fund’s average daily net assets.

For the year ended September 30, 2007, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received commissions and concessions from sales of Class A and (prior to June 4, 2007) Class C shares. Commissions were also paid to dealers for sales of Class A and Class C shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions
National	$3,601	$15,391
Colorado	1,275	9,796
Georgia	2,538	14,467
Louisiana	2,848	19,628
Maryland	2,766	10,316
Massachusetts	3,825	35,688
Michigan	2,887	17,266
Minnesota	4,740	30,867
Missouri	1,530	10,849
New York	6,334	25,325
Ohio	5,247	35,027
Oregon	9,258	66,520
South Carolina	8,890	64,630

Notes to Financial Statements

The Funds each have an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2007, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Fund		Fund
National	$63,189	Minnesota	$74,428
Colorado	31,801	Missouri	27,638
Georgia	26,849	New York	59,943
Louisiana	28,277	Ohio	96,793
Maryland	33,428	Oregon	47,207
Massachusetts	59,554	South Carolina	66,395
Michigan	84,957

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2007, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D	Fund	Class C	Class D
National	$21,024	$10,589	Minnesota	$ 1,981	$ 4,380
Colorado	2,039	1,369	Missouri	436	2,918
Georgia	3,804	9,355	New York	44,114	20,755
Louisiana	4,334	6,222	Ohio	7,738	6,334
Maryland	4,145	15,088	Oregon	12,964	11,317
Massachusetts	27,725	4,251	South Carolina	40,438	19,455
Michigan	9,545	18,720

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the year ended September 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan, as follows:

Fund	Distribution and Service (12b-1) Fees	Fund	Distribution and Service (12b-1) Fees
National	$7,353	Minnesota	$2,232
Colorado	2,503	Missouri	1,120
Georgia	1,134	New York	10,521
Louisiana	1,336	Ohio	4,895
Maryland	1,523	Oregon	700
Massachusetts	2,579	South Carolina	3,615
Michigan	2,415

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the year ended September 30, 2007, such charges were as follows:

Fund		Fund
National	$ 525	Minnesota	$ 1
Colorado	57	Missouri	1
Georgia	213	New York	484
Louisiana	1	Ohio	75
Maryland	1	Oregon	4
Massachusetts	1,916	South Carolina	360
Michigan	202

For the year ended September 30, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Series’ Directors as follows:

Fund		Fund
National	$104,204	Minnesota	$122,855
Colorado	52,377	Missouri	46,978
Georgia	46,977	New York	105,217
Louisiana	48,577	Ohio	158,814
Maryland	62,455	Oregon	74,602
Massachusetts	105,102	South Carolina	110,030
Michigan	152,102

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of September 30, 2007, the Series’ potential obligation under the Guaranties was $524,400. As of September 30, 2007, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

Notes to Financial Statements

The Series has a compensation agreement under which Directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in Directors’ fees and expenses, and the accumulated balances thereof at September 30, 2007 are included in accrued expenses and other liabilities as follows:

Fund		Fund
National	$617	Minnesota	$641
Colorado	541	Missouri	532
Georgia	532	New York	626
Louisiana	534	Ohio	696
Maryland	550	Oregon	583
Massachusetts	614	South Carolina	635
Michigan	669

4.	Committed Line of Credit — The Series is a participant in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. There were no borrowings during the year ended September 30, 2007.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2007, were as follows:

Fund	Purchases	Sales
National	$17,595,324	$21,414,091
Colorado	3,316,320	3,824,700
Georgia	1,696,345	4,370,748
Louisiana	3,219,760	6,331,350
Maryland	1,570,980	3,632,851
Massachusetts	4,121,499	9,173,130
Michigan	9,432,143	13,237,450
Minnesota	3,231,429	10,276,510
Missouri	5,539,057	7,323,145
New York	10,575,710	15,548,200
Ohio	8,009,778	11,477,400
Oregon	1,568,715	3,272,900
South Carolina	5,980,280	11,485,848

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At September 30, 2007, each Fund’s tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Fund	Tax Basis Cost
National	$59,478,037
Colorado	28,697,681
Georgia	25,784,824
Louisiana	26,253,873
Maryland	32,450,473
Massachusetts	56,401,137
Michigan	77,441,239
Minnesota	67,578,243
Missouri	24,743,645
New York	62,698,715
Ohio	90,117,657
Oregon	45,864,416
South Carolina	64,128,377

Notes to Financial Statements

At September 30, 2007, the tax basis components of accumulated earnings were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$ 1,967,112	$1,507,817	$1,183,925	$ 991,252	$1,242,455
Gross unrealized depreciation of portfolio securities	(217,956)	(35,226)	(44,222)	(38,239)	(61,720)
Net unrealized appreciation of portfolio securities	1,749,156	1,472,591	1,139,703	953,013	1,180,735
Undistributed tax-exempt income	82,860	43,566	34,657	50,655	5,302
Capital loss carryforward	(1,145,602)	—	(725,541)	—	—
Undistributed net realized gain	—	—	—	110,525	7,880
Timing differences (post-October losses)	—	(17,483)	—	—	—
Total accumulated earnings	$ 686,414	$1,498,674	$ 448,819	$1,114,193	$1,193,917

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$ 3,982,311	$2,765,614	$2,494,953	$1,449,235	$3,390,118
Gross unrealized depreciation of portfolio securities	(97,774)	(202,922)	(131,584)	(69,104)	(72,502)
Net unrealized appreciation of portfolio securities	3,884,537	2,562,692	2,363,369	1,380,131	3,317,616
Undistributed tax-exempt income	89,306	122,074	106,151	39,973	95,364
Undistributed net realized gain	388,037	528,362	290,282	135,419	305,606
Total accumulated earnings	$ 4,361,880	$3,213,128	$2,759,802	$1,555,523	$3,718,586

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$ 3,982,021	$1,984,312	$3,141,956
Gross unrealized depreciation of portfolio securities	(307,492)	(51,047)	(12,720)
Net unrealized appreciation of portfolio securities	3,674,529	1,933,265	3,129,236
Undistributed tax-exempt income	139,695	75,180	103,460
Undistributed net realized gain	229,432	75,930	121,280
Total accumulated earnings	$ 4,043,656	$2,084,375	$3,353,976

The tax characterization of distributions paid was as follows:

	Year Ended September 30, 2007		Year Ended September 30, 2006
	Tax-exempt income	Long-term capital gains	Tax-exempt income	Long-term capital gains
National	$2,636,683	—	$3,085,395	—
Colorado	1,278,218	$217,023	1,387,877	—
Georgia	1,073,818	—	1,260,450	—
Louisiana	1,213,618	92,690	1,427,971	$118,986
Maryland	1,230,748	271,296	1,535,948	116,669
Massachusetts	2,628,515	308,997	2,852,031	256,668
Michigan	3,401,409	662,604	3,923,207	350,993
Minnesota	2,939,015	122,448	3,231,582	66,239
Missouri	1,033,214	203,200	1,195,279	80,275
New York	2,794,602	25,873	2,997,273	155,371
Ohio	3,745,032	—	4,093,940	230,527
Oregon	1,922,439	403,796	2,149,769	92,432
South Carolina	2,830,900	422,677	3,061,389	—

At September 30, 2007, the National and Georgia Funds had net capital loss carryforwards for federal income tax purposes of $1,145,602 (expiring in 2011) and $725,541 (expiring in 2013), respectively, which are available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. During the year ended September 30, 2007, the National and Georgia Funds utilized $437,451 and $115,139, respectively, of prior years’ capital loss carryforwards.

In addition, from November 1, 2006 through September 30, 2007, the Colorado Fund incurred $17,483 of net realized capital losses. As permitted by tax regulations, the Colorado Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2008. These losses will be available to offset future taxable net gains.

Notes to Financial Statements

7.	Capital Share Transactions — The Funds have 1,300,000,000 shares of Capital Stock authorized. At September 30, 2007, 100,000,000 shares were authorized for each Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
National Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	119,434	$931,601	217,611	$1,700,114	6,473	$50,567	35,523	$277,803
Investment of dividends	198,721	1,546,820	218,738	1,709,332	5,536	43,115	7,183	56,154
Exchanged from associated funds	191,139	1,493,189	328,328	2,573,972	12,766	99,327	15,009	117,100
Total	509,294	3,971,610	764,677	5,983,418	24,775	193,009	57,715	451,057
Cost of shares repurchased	(1,360,733)	(10,600,308)	(842,780)	(6,586,224)	(93,350)	(728,225)	(135,264)	(1,056,156)
Exchanged into associated funds	(91,168)	(712,474)	(98,564)	(771,908)	(8,301)	(64,350)	(2,667)	(20,909)
Total	(1,451,901)	(11,312,782)	(941,344)	(7,358,132)	(101,651)	(792,575)	(137,931)	(1,077,065)
Decrease	(942,607)	$(7,341,172)	(176,667)	$(1,374,714)	(76,876)	$(599,566)	(80,216)	$(626,008)

	Class D
	Year Ended September 30,
	2007		2006
National Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	17	$136	32	$251
Investment of dividends	3,114	24,245	5,112	39,957
Exchanged from associated funds	38,525	300,281	16,976	132,620
Total	41,656	324,662	22,120	172,828
Cost of shares repurchased	(45,564)	(355,447)	(49,785)	(388,635)
Exchanged into associated funds	(17,864)	(139,147)	(16,663)	(129,429)
Total	(63,428)	(494,594)	(66,448)	(518,064)
Decrease	(21,772)	$(169,932)	(44,328)	$(345,236)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Colorado Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	40,000	$298,925	151,156	$1,142,758	16	$116	13,246	$100,453
Investment of dividends	94,128	702,483	102,212	772,741	506	3,773	379	2,861
Exchanged from associated funds	10,201	76,425	6,909	52,561	—	—	—	—
Investment of gain distributions	20,293	152,209	—	—	183	1,368	—	—
Total	164,622	1,230,042	260,277	1,968,060	705	5,257	13,625	103,314
Cost of shares repurchased	(363,674)	(2,710,946)	(528,950)	(3,992,539)	(1,891)	(14,088)	(2)	(11)
Exchanged into associated funds	(4,608)	(34,581)	(9,517)	(72,370)	—	—	—	—
Total	(368,282)	(2,745,527)	(538,467)	(4,064,909)	(1,891)	(14,088)	(2)	(11)
Increase (decrease)	(203,660)	$(1,515,485)	(278,190)	$(2,096,849)	(1,186)	$(8,831)	13,623	$103,303

	Class D
	Year Ended September 30,
	2007		2006
Colorado Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	4,332	$32,097	1,348	$10,189
Investment of dividends	535	3,986	639	4,820
Exchanged from associated funds	572	4,235	—	—
Investment of gain distributions	125	936	—	—
Total	5,564	41,254	1,987	15,009
Cost of shares repurchased	(1,405)	(10,493)	(3,314)	(24,886)
Total	(1,405)	(10,493)	(3,314)	(24,886)
Increase (decrease)	4,159	$30,761	(1,327)	$(9,877)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Georgia Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	55,767	$428,951	33,785	$260,348	671	$5,139	1,032	$7,948
Investment of dividends	89,584	686,239	106,276	817,821	878	6,767	1,524	11,758
Exchanged from associated funds	14,116	108,485	13,165	101,485	9,095	70,034	—	—
Total	159,467	1,223,675	153,226	1,179,654	10,644	81,940	2,556	19,706
Cost of shares repurchased	(398,383)	(3,046,381)	(434,487)	(3,347,032)	(34,679)	(267,937)	(15,184)	(116,803)
Exchanged into associated funds	(5,517)	(42,676)	(17,969)	(138,197)	—	—	—	—
Total	(403,900)	(3,089,057)	(452,456)	(3,485,229)	(34,679)	(267,937)	(15,184)	(116,803)
Decrease	(244,433)	$(1,865,382)	(299,230)	$(2,305,575)	(24,035)	$(185,997)	(12,628)	$(97,097)

	Class D
	Year Ended September 30,
	2007		2006
Georgia Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	16,574	$128,317	568	$4,387
Investment of dividends	2,737	21,014	2,683	20,704
Exchanged from associated funds	—	—	1,030	7,892
Total	19,311	149,331	4,281	32,983
Cost of shares repurchased	(9,412)	(72,573)	(27,589)	(212,909)
Exchanged into associated funds	—	—	(2,711)	(20,904)
Total	(9,412)	(72,573)	(30,300)	(233,813)
Increase (decrease)	9,899	$76,758	(26,019)	$(200,830)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Louisiana Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	75,690	$598,910	103,969	$827,993	12,718	$100,857	12,516	$99,501
Investment of dividends	97,586	769,976	104,464	832,887	1,708	13,467	2,797	22,299
Exchanged from associated funds	2,546	19,851	15,649	124,342	—	—	—	—
Investment of gain distributions	8,346	66,264	10,483	83,640	140	1,108	273	2,176
Total	184,168	1,455,001	234,565	1,868,862	14,566	115,432	15,586	123,976
Cost of shares repurchased	(517,974)	(4,084,870)	(1,170,987)	(9,345,223)	(39,436)	(313,862)	(28,046)	(222,910)
Exchanged into associated funds	(9,302)	(73,488)	(35,088)	(280,463)	—	—	—	—
Total	(527,276)	(4,158,358)	(1,206,075)	(9,625,686)	(39,436)	(313,862)	(28,046)	(222,910)
Decrease	(343,108)	$(2,703,357)	(971,510)	$(7,756,824)	(24,870)	$(198,430)	(12,460)	$(98,934)

	Class D
	Year Ended September 30,
	2007		2006
Louisiana Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	11,440	$90,847	1,076	$8,549
Investment of dividends	1,901	15,008	1,748	13,939
Investment of gain distributions	165	1,312	161	1,287
Total	13,506	107,167	2,985	23,775
Cost of shares repurchased	(6,562)	(51,570)	(22)	(180)
Exchanged into associated funds	(10,147)	(80,161)	—	—
Total	(16,709)	(131,731)	(22)	(180)
Increase (decrease)	(3,203)	$(24,564)	2,963	$23,595

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Maryland Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	53,182	$416,313	54,668	$430,817	1,307	$10,051	17,889	$140,864
Investment of dividends	99,211	775,081	117,980	928,476	1,299	10,172	1,592	12,547
Exchanged from associated funds	15,172	119,404	59,713	472,287	—	—	—	—
Investment of gain distributions	25,465	200,846	10,812	85,187	406	3,210	148	1,165
Total	193,030	1,511,644	243,173	1,916,767	3,012	23,433	19,629	154,576
Cost of shares repurchased	(361,585)	(2,828,091)	(701,670)	(5,523,237)	(19,289)	(151,332)	(10,554)	(83,321)
Exchanged into associated funds	(3,324)	(25,776)	(84,471)	(666,915)	—	—	—	—
Total	(364,909)	(2,853,867)	(786,141)	(6,190,152)	(19,289)	(151,332)	(10,554)	(83,321)
Increase (decrease)	(171,879)	$(1,342,223)	(542,968)	$(4,273,385)	(16,277)	$(127,899)	9,075	$71,255

	Class D
	Year Ended September 30,
	2007		2006
Maryland Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	20	$160	3,059	$24,174
Investment of dividends	4,253	33,281	5,710	45,014
Exchanged from associated Funds	31,694	243,867	—	—
Investment of gain distributions	1,256	9,918	601	4,739
Total	37,223	287,226	9,370	73,927
Cost of shares repurchased	(60,064)	(469,340)	(51,208)	(403,826)
Exchanged into associated funds	(29,341)	(228,030)	(5,184)	(40,953)
Total	(89,405)	(697,370)	(56,392)	(444,779)
Decrease	(52,182)	$(410,144)	(47,022)	$(370,852)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Massachusetts Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	143,078	$1,134,575	57,838	$462,839	128,027	$1,014,630	36,346	$291,595
Investment of dividends	198,940	1,572,694	209,999	1,682,032	4,541	35,954	4,637	37,158
Exchanged from associated funds	9,156	71,799	26,352	210,453	—	—	—	—
Investment of gain distributions	28,398	226,616	23,583	189,602	922	7,357	562	4,514
Total	379,572	3,005,684	317,772	2,544,926	133,490	1,057,941	41,545	333,267
Cost of shares repurchased	(811,757)	(6,423,308)	(1,046,125)	(8,373,236)	(70,167)	(554,528)	(37,902)	(303,263)
Exchanged into associated funds	(12,042)	(95,308)	(21,273)	(169,764)	—	—	(7,927)	(63,260)
Total	(823,799)	(6,518,616)	(1,067,398)	(8,543,000)	(70,167)	(554,528)	(45,829)	(366,523)
Increase (decrease)	(444,227)	$(3,512,932)	(749,626)	$(5,998,074)	63,323	$503,413	(4,284)	$(33,256)

	Class D
	Year Ended September 30,
	2007		2006
Massachusetts Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6	$49	12	$95
Investment of dividends	1,309	10,353	1,368	10,966
Exchanged from associated funds	2,704	21,438	—	—
Investment of gain distributions	178	1,423	162	1,299
Total	4,197	33,263	1,542	12,360
Cost of shares repurchased	(40,359)	(318,146)	(11,396)	(91,022)
Total	(40,359)	(318,146)	(11,396)	(91,022)
Decrease	(36,162)	$(284,883)	(9,854)	$(78,662)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Michigan Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	73,417	$602,688	123,690	$1,028,228	5,103	$41,861	24,724	$205,245
Investment of dividends	270,872	2,220,126	297,329	2,474,378	2,799	22,909	2,846	23,651
Exchanged from associated funds	46,350	382,164	94,629	789,006	—	—	1,806	14,937
Investment of gain distributions	60,547	501,327	31,699	264,683	835	6,902	364	3,038
Total	451,186	3,706,305	547,347	4,556,295	8,737	71,672	29,740	246,871
Cost of shares repurchased	(1,505,817)	(12,318,704)	(1,543,815)	(12,837,741)	(10,501)	(85,320)	(23,557)	(196,072)
Exchanged into associated funds	(74,907)	(616,158)	(53,702)	(448,067)	—	—	—	—
Total	(1,580,724)	(12,934,862)	(1,597,517)	(13,285,808)	(10,501)	(85,320)	(23,557)	(196,072)
Increase (decrease)	(1,129,538)	$(9,228,557)	(1,050,170)	$(8,729,513)	(1,764)	$(13,648)	6,183	$50,799

	Class D
	Year Ended September 30,
	2007		2006
Michigan Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,212	$9,827	3,367	$28,095
Investment of dividends	2,473	20,260	2,691	22,365
Exchanged from associated funds	1,801	15,001	3,731	31,078
Investment of gain distributions	778	6,434	336	2,802
Total	6,264	51,522	10,125	84,340
Cost of shares repurchased	(37,157)	(305,631)	(11,627)	(96,696)
Exchanged into associated funds	(1,498)	(12,185)	—	—
Total	(38,655)	(317,816)	(11,627)	(96,696)
Decrease	(32,391)	$(266,294)	(1,502)	$(12,356)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Minnesota Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	141,488	$1,075,145	132,039	$1,011,793	—	$—	1,303	$10,000
Investment of dividends	267,815	2,031,067	287,092	2,196,989	569	4,321	716	5,483
Exchanged from associated funds	38,730	296,054	11,310	87,032	—	—	—	—
Investment of gain distributions	12,715	97,277	6,763	51,940	37	286	23	173
Total	460,748	3,499,543	437,204	3,347,754	606	4,607	2,042	15,656
Cost of shares repurchased	(1,219,479)	(9,243,317)	(1,141,549)	(8,729,102)	(15,007)	(114,108)	(6,581)	(50,401)
Exchanged into associated funds	(46,165)	(352,927)	(42,547)	(326,495)	—	—	—	—
Total	(1,265,644)	(9,596,244)	(1,184,096)	(9,055,597)	(15,007)	(114,108)	(6,581)	(50,401)
Decrease	(804,896)	$(6,096,701)	(746,892)	$(5,707,843)	(14,401)	$(109,501)	(4,539)	$(34,745)

	Class D
	Year Ended September 30,
	2007		2006
Minnesota Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	64	$481	70	$533
Investment of dividends	1,087	8,259	1,318	10,088
Investment of gain distributions	67	513	35	273
Total	1,218	9,253	1,423	10,894
Cost of shares repurchased	(40,782)	(311,219)	(16,843)	(129,428)
Total	(40,782)	(311,219)	(16,843)	(129,428)
Decrease	(39,564)	$(301,966)	(15,420)	$(118,534)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Missouri Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	42,792	$329,162	45,871	$353,899	—	$—	—	$—
Investment of dividends	78,969	603,504	89,087	688,482	44	334	26	202
Exchanged from associated funds	2,801	21,453	792	6,165	—	—	—	—
Investment of gain distributions	18,571	143,739	7,332	56,824	17	139	12	89
Total	143,133	1,097,858	143,082	1,105,370	61	473	38	291
Cost of shares repurchased	(395,783)	(3,017,372)	(380,568)	(2,940,093)	(43)	(334)	(12,368)	(96,461)
Exchanged into associated funds	(36,940)	(280,359)	(18,505)	(142,168)	—	—	—	—
Total	(432,723)	(3,297,731)	(399,073)	(3,082,261)	(43)	(334)	(12,368)	(96,461)
Increase (decrease)	(289,590)	$(2,199,873)	(255,991)	$(1,976,891)	18	$139	(12,330)	$(96,170)

	Class D
	Year Ended September 30,
	2007		2006
Missouri Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	27	$211
Investment of dividends	945	7,228	1,198	9,263
Investment of gain distributions	245	1,895	107	831
Total	1,190	9,123	1,332	10,305
Cost of shares repurchased	(3,945)	(30,472)	(7,784)	(59,852)
Total	(3,945)	(30,472)	(7,784)	(59,852)
Decrease	(2,755)	$(21,349)	(6,452)	$(49,547)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
New York Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	135,852	$1,104,127	176,579	$1,443,682	27,568	$222,559	15,882	$129,531
Investment of dividends	206,241	1,671,892	209,297	1,708,560	9,052	73,581	13,296	108,688
Exchanged from associated funds	14,374	117,422	9,685	79,181	4,617	37,097	7,830	64,060
Investment of gain distributions	2,235	18,323	13,497	110,397	133	1,095	986	8,074
Total	358,702	2,911,764	409,058	3,341,820	41,370	334,332	37,994	310,353
Cost of shares repurchased	(600,263)	(4,881,963)	(970,836)	(7,919,838)	(119,923)	(977,489)	(41,394)	(337,708)
Exchanged into associated funds	(16,210)	(131,391)	(72,723)	(594,913)	(10,716)	(87,685)	(2,464)	(19,860)
Total	(616,473)	(5,013,354)	(1,043,559)	(8,514,751)	(130,639)	(1,065,174)	(43,858)	(357,568)
Decrease	(257,771)	$(2,101,590)	(634,501)	$(5,172,931)	(89,269)	$(730,842)	(5,864)	$(47,215)

	Class D
	Year Ended September 30,
	2007		2006
New York Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	3,640	$29,784
Investment of dividends	6,919	56,212	7,235	59,159
Exchanged from associated funds	2,736	21,941	3,825	30,970
Investment of gain distributions	88	719	506	4,144
Total	9,743	78,872	15,206	124,057
Cost of shares repurchased	(24,454)	(198,008)	(45,623)	(372,056)
Exchanged into associated funds	(33)	(266)	(4,092)	(33,559)
Total	(24,487)	(198,274)	(49,715)	(405,615)
Decrease	(14,744)	$(119,402)	(34,509)	$(281,558)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Ohio Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	179,309	$1,408,711	165,131	$1,302,753	1,884	$14,901	2,070	$16,488
Investment of dividends	302,317	2,373,374	320,304	2,526,477	2,150	16,990	2,286	18,138
Exchanged from associated funds	16,466	128,547	5,312	41,781	226	1,803	—	—
Investment of gain distributions	—	—	22,166	175,557	—	—	193	1,537
Total	498,092	3,910,632	512,913	4,046,568	4,260	33,694	4,549	36,163
Cost of shares repurchased	(1,165,168)	(9,157,476)	(1,165,022)	(9,194,123)	(24,966)	(196,817)	(12,846)	(101,585)
Exchanged into associated funds	(49,649)	(391,606)	(34,064)	(268,832)	(227)	(1,799)	—	—
Total	(1,214,817)	(9,549,082)	(1,199,086)	(9,462,955)	(25,193)	(198,616)	(12,846)	(101,585)
Decrease	(716,725)	$(5,638,450)	(686,173)	$(5,416,387)	(20,933)	$(164,922)	(8,297)	$(65,422)

	Class D
	Year Ended September 30,
	2007		2006
Ohio Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	79	$616	6,325	$50,095
Investment of dividends	2,127	16,800	2,494	19,789
Exchanged from associated funds	—	—	373	2,975
Investment of gain distributions	—	—	185	1,471
Total	2,206	17,416	9,377	74,330
Cost of shares repurchased	(19,292)	(153,102)	(10,115)	(80,175)
Total	(19,292)	(153,102)	(10,115)	(80,175)
Decrease	(17,086)	$(135,686)	(738)	$(5,845)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
Oregon Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	372,601	$2,870,048	205,616	$1,597,654	317	$2,438	3,789	$29,548
Investment of dividends	152,410	1,175,110	163,931	1,277,282	5,004	38,534	5,226	40,697
Exchanged from associated funds	8,966	69,509	18,573	144,499	—	—	—	—
Investment of gain distributions	39,527	307,517	8,866	69,151	1,293	10,044	271	2,114
Total	573,504	4,422,184	396,986	3,088,586	6,614	51,016	9,286	72,359
Cost of shares repurchased	(835,175)	(6,453,648)	(724,326)	(5,640,983)	(5,389)	(41,744)	(4,386)	(33,947)
Exchanged into associated funds	(93,316)	(717,845)	(55,586)	(432,323)	—	—	—	—
Total	(928,491)	(7,171,493)	(779,912)	(6,073,306)	(5,389)	(41,744)	(4,386)	(33,947)
Increase (decrease)	(354,987)	$(2,749,309)	(382,926)	$(2,984,720)	1,225	$9,272	4,900	$38,412

	Class D
	Year Ended September 30,
	2007		2006
Oregon Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	11,216	$86,499	40,249	$314,035
Investment of dividends	2,611	20,115	3,329	25,926
Investment of gain distributions	973	7,563	287	2,235
Total	14,800	114,177	43,865	342,196
Cost of shares repurchased	(34,679)	(269,020)	(37,414)	(292,446)
Exchanged into associated funds	—	—	(28,097)	(220,000)
Total	(34,679)	(269,020)	(65,511)	(512,446)
Decrease	(19,879)	$(154,843)	(21,646)	$(170,250)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2007		2006		2007		2006
South Carolina Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	280,207	$2,263,016	468,859	$3,804,106	66,620	$539,740	43,000	$348,693
Investment of dividends	217,402	1,751,733	231,479	1,876,767	11,004	88,602	11,522	93,378
Exchanged from associated funds	1,802	14,492	58,307	476,195	—	—	—	—
Investment of gain distributions	38,794	315,804	—	—	2,276	18,525	—	—
Total	538,205	4,345,045	758,645	6,157,068	79,900	646,867	54,522	442,071
Cost of shares repurchased	(1,437,620)	(11,593,186)	(1,239,503)	(10,039,282)	(78,845)	(634,596)	(163,755)	(1,328,011)
Exchanged into associated funds	(11,295)	(90,932)	(30,910)	(249,765)	(8,679)	(69,947)	—	—
Total	(1,448,915)	(11,684,118)	(1,270,413)	(10,289,047)	(87,524)	(704,543)	(163,755)	(1,328,011)
Decrease	(910,710)	$(7,339,073)	(511,768)	$(4,131,979)	(7,624)	$(57,676)	(109,233)	$(885,940)

	Class D
	Year Ended September 30,
	2007		2006
South Carolina Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,734	$22,072	30,020	$243,892
Investment of dividends	5,492	44,232	6,162	49,946
Investment of gain distributions	1,146	9,333	—	—
Total	9,372	75,637	36,182	293,838
Cost of shares repurchased	(27,547)	(223,376)	(88,566)	(717,050)
Exchanged into associated funds			(3,320)	(26,829)
Total	(27,547)	(223,376)	(91,886)	(743,879)
Decrease	(18,175)	$(147,739)	(55,704)	$(450,041)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of the Seligman open-end registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three Seligman Funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Municipal Fund Series, Inc.).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor. The Manager believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. The Manager believes that, although the court announced on September 26, 2007 that it would abstain, on procedural grounds, from deciding the issue, the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager, the Distributor and Seligman Data Corp. (collectively, “Seligman”) permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of

Notes to Financial Statements

the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, relief sought by the Attorney General or other sanctions or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing investment advisory and other services, including serving as an investment adviser for the Seligman Funds and other registered investment companies and acting as principal underwriter for the Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide investment advisory and other services. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds and such other investment companies or other adverse consequences.

9.	Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. FIN 48 is effective for fiscal years beginning after December 15, 2006 and, in accordance with SEC guidance, can be implemented within the first required financial statement reporting period. Accordingly, the Funds will incorporate the effects, if any, of FIN 48 in their financial statements in their semi-annual report for the six months ending March 31, 2008. The Funds are currently evaluating the impact of the adoption of FIN 48 and, based on progress to date, do not believe it will have a material impact on their respective financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the years presented. Certain information reflects financial results for a single share of a Class that was held throughout the years shown. Per share amounts are calculated using average shares outstanding during the year. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares.

National Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from Investment Operations:
Net investment income	0.33	0.35	0.34	0.34	0.33
Net realized and unrealized loss on investments	(0.08)	(0.07)	(0.09)	(0.01)	(0.07)
Total from Investment Operations	0.25	0.28	0.25	0.33	0.26
Less Distributions:
Dividends from net investment income	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Total Distributions	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Net Asset Value, End of Year	$7.74	$7.81	$7.88	$7.97	$7.98
Total Return	3.21%	3.58%	3.18%	4.16%	3.29%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$58,002	$65,846	$67,861	$73,970	$86,905
Ratio of expenses to average net assets	0.90%	0.92%	0.94%	0.91%	0.95%
Ratio of net investment income to average net assets	4.19%	4.46%	4.29%	4.22%	4.14%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from Investment Operations:
Net investment income	0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from Investment Operations	0.19	0.21	0.18	0.25	0.19
Less Distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Total Distributions	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Year	$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,729	$2,343	$2,998	$3,503	$5,446
Ratio of expenses to average net assets	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

See footnotes on page 72.

Financial Highlights

National Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from Investment Operations:
Net investment income	0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from Investment Operations	0.19	0.21	0.18	0.25	0.19
Less Distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Total Distributions	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Year	$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,060	$1,239	$1,600	$1,799	$2,942
Ratio of expenses to average net assets	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

Colorado Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.56	$7.65	$7.66	$7.63	$7.69
Income from Investment Operations:
Net investment income	0.31	0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.06)
Total from Investment Operations	0.22	0.22	0.30	0.34	0.25
Less Distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gain	(0.05)	—	—	—	(0.01)
Total Distributions	(0.35)	(0.31)	(0.31)	(0.31)	(0.31)
Net Asset Value, End of Year	$7.43	$7.56	$7.65	$7.66	$7.63
Total Return	2.97%	2.92%	3.93%	4.49%	3.38%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$30,496	$32,558	$35,058	$36,025	$38,560
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.94%	0.99%
Ratio of net investment income to average net assets	4.11%	4.13%	4.05%	4.05%	4.05%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

See footnotes on page 72.

Financial Highlights

Colorado Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.55	$7.64	$7.65	$7.62	$7.68
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from Investment Operations	0.15	0.15	0.23	0.27	0.19
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.05)	—	—	—	(0.01)
Total Distributions	(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net Asset Value, End of Year	$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$194	$206	$105	$121	$205
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.55	$7.64	$7.65	$7.62	$7.68
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from Investment Operations	0.15	0.15	0.23	0.27	0.19
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.05)	—	—	—	(0.01)
Total Distributions	(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net Asset Value, End of Year	$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$169	$141	$153	$138	$276
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

See footnotes on page 72.

Financial Highlights

Georgia Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.74	$7.78	$7.84	$8.01	$8.10
Income from Investment Operations:
Net investment income	0.31	0.32	0.31	0.32	0.33
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.06)	(0.16)	(0.06)
Total from Investment Operations	0.17	0.28	0.25	0.16	0.27
Less Distributions:
Dividends from net investment income	(0.30)	(0.32)	(0.31)	(0.32)	(0.33)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.03)
Total Distributions	(0.30)	(0.32)	(0.31)	(0.33)	(0.36)
Net Asset Value, End of Year	$7.61	$7.74	$7.78	$7.84	$8.01
Total Return	2.18%	3.70%	3.19%	2.09%	3.48%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$25,664	$27,966	$30,456	$32,928	$35,086
Ratio of expenses to average net assets	0.94%	0.95%	0.98%	0.94%	0.97%
Ratio of net investment income to average net assets	4.03%	4.15%	3.93%	4.11%	4.16%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.76	$7.80	$7.86	$8.02	$8.12
Income from Investment Operations:
Net investment income	0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.06)	(0.15)	(0.07)
Total from Investment Operations	0.10	0.21	0.18	0.10	0.19
Less Distributions:
Dividends from net investment income	(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.03)
Total Distributions	(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net Asset Value, End of Year	$7.63	$7.76	$7.80	$7.86	$8.02
Total Return	1.26%	2.76%	2.26%	1.30%	2.42%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$294	$485	$586	$639	$620
Ratio of expenses to average net assets	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

See footnotes on page 72.

Financial Highlights

Georgia Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.76	$7.80	$7.86	$8.03	$8.12
Income from Investment Operations:
Net investment income	0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.13)	(0.04)	(0.06)	(0.16)	(0.06)
Total from Investment Operations	0.11	0.21	0.18	0.09	0.20
Less Distributions:
Dividends from net investment income	(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.03)
Total Distributions	(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net Asset Value, End of Year	$7.64	$7.76	$7.80	$7.86	$8.03
Total Return	1.39%	2.76%	2.26%	1.17%	2.55%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$960	$899	$1,107	$1,479	$1,658
Ratio of expenses to average net assets	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

Louisiana Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.97	$8.06	$8.22	$8.27	$8.41
Income from Investment Operations:
Net investment income	0.34	0.34	0.34	0.34	0.36
Net realized and unrealized loss on investments	(0.10)	(0.06)	(0.13)	(0.03)	(0.12)
Total from Investment Operations	0.24	0.28	0.21	0.31	0.24
Less Distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.34)	(0.34)	(0.35)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	(0.35)	(0.37)	(0.37)	(0.36)	(0.38)
Net Asset Value, End of Year	$7.86	$7.97	$8.06	$8.22	$8.27
Total Return	3.10%	3.51%	2.53%	3.77%	3.03%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$26,750	$29,877	$38,036	$41,960	$46,181
Ratio of expenses to average net assets	0.94%	0.97%	0.95%	0.91%	0.94%
Ratio of net investment income to average net assets	4.25%	4.26%	4.16%	4.14%	4.33%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

See footnotes on page 72.

Financial Highlights

Louisiana Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.97	$8.06	$8.22	$8.27	$8.41
Income from Investment Operations:
Net investment income	0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.10)	(0.06)	(0.14)	(0.04)	(0.11)
Total from Investment Operations	0.16	0.21	0.13	0.23	0.17
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net Asset Value, End of Year	$7.85	$7.97	$8.06	$8.22	$8.27
Total Return	2.05%	2.58%	1.62%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$447	$652	$759	$698	$687
Ratio of expenses to average net assets	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.98	$8.06	$8.22	$8.27	$8.41
Income from Investment Operations:
Net investment income	0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.10)	(0.05)	(0.14)	(0.04)	(0.11)
Total from Investment Operations	0.16	0.22	0.13	0.23	0.17
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total Distributions	(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net Asset Value, End of Year	$7.86	$7.98	$8.06	$8.22	$8.27
Total Return	2.05%	2.71%	1.61%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$564	$598	$580	$464	$843
Ratio of expenses to average net assets	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

See footnotes on page 72.

Financial Highlights

Maryland Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.92	$7.97	$8.03	$8.05	$8.27
Income from Investment Operations:
Net investment income	0.29	0.32	0.31	0.31	0.32
Net realized and unrealized loss on investments	(0.09)	(0.03)	(0.02)	—	(0.14)
Total from Investment Operations	0.20	0.29	0.29	0.31	0.18
Less Distributions:
Dividends from net investment income	(0.28)	(0.32)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total Distributions	(0.34)	(0.34)	(0.35)	(0.33)	(0.40)
Net Asset Value, End of Year	$7.78	$7.92	$7.97	$8.03	$8.05
Total Return	2.50%	3.78%	3.72%	3.94%	2.29%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$32,690	$34,623	$39,148	$41,082	$45,239
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.93%	0.96%
Ratio of net investment income to average net assets	3.76%	4.04%	3.87%	3.89%	3.92%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.93	$7.98	$8.05	$8.06	$8.29
Income from Investment Operations:
Net investment income	0.22	0.25	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	(0.03)	0.01	(0.14)
Total from Investment Operations	0.13	0.22	0.21	0.25	0.10
Less Distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total Distributions	(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net Asset Value, End of Year	$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$355	$490	$421	$419	$444
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

See footnotes on page 72.

Financial Highlights

Maryland Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.93	$7.98	$8.05	$8.06	$8.29
Income from Investment Operations:
Net investment income	0.22	0.25	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	(0.03)	0.02	(0.14)
Total from Investment Operations	0.13	0.22	0.21	0.25	0.10
Less Distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total Distributions	(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net Asset Value, End of Year	$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,115	$1,548	$1,932	$2,016	$2,291
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

Massachusetts Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.01	$8.15	$8.27	$8.34	$8.38
Income from Investment Operations:
Net investment income	0.34	0.34	0.34	0.33	0.33
Net realized and unrealized loss on investments	(0.12)	(0.11)	(0.11)	(0.07)	(0.05)
Total from Investment Operations	0.22	0.23	0.23	0.26	0.28
Less Distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.33)	(0.33)	(0.32)
Distributions from net realized capital gain	(0.04)	(0.03)	(0.02)	‡	—
Total Distributions	(0.37)	(0.37)	(0.35)	(0.33)	(0.32)
Net Asset Value, End of Year	$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	2.83%	2.86%	2.90%	3.18%	3.48%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$57,796	$62,426	$69,598	$76,118	$83,379
Ratio of expenses to average net assets	0.89%	0.90%	0.91%	0.89%	0.92%
Ratio of net investment income to average net assets	4.27%	4.25%	4.09%	3.98%	3.96%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 72.

Financial Highlights

Massachusetts Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.01	$8.15	$8.27	$8.34	$8.37
Income from Investment Operations:
Net investment income	0.27	0.27	0.26	0.26	0.25
Net realized and unrealized loss on investments	(0.11)	(0.12)	(0.10)	(0.08)	(0.03)
Total from Investment Operations	0.16	0.15	0.16	0.18	0.22
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gain	(0.04)	(0.03)	(0.02)	‡	—
Total Distributions	(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net Asset Value, End of Year	$7.87	$8.01	$8.15	$8.27	$8.34
Total Return	2.03%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,904	$2,450	$2,527	$3,052	$3,284
Ratio of expenses to average net assets	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.01	$8.15	$8.27	$8.34	$8.37
Income from Investment Operations:
Net investment income	0.27	0.27	0.26	0.26	0.25
Net realized and unrealized loss on investments	(0.12)	(0.12)	(0.10)	(0.08)	(0.03)
Total from Investment Operations	0.15	0.15	0.16	0.18	0.22
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gain	(0.04)	(0.03)	(0.02)	‡	—
Total Distributions	(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net Asset Value, End of Year	$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	1.91%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$224	$518	$607	$785	$1,293
Ratio of expenses to average net assets	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 72.

Financial Highlights

Michigan Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.33	$8.44	$8.57	$8.64	$8.64
Income from Investment Operations:
Net investment income	0.33	0.34	0.35	0.35	0.32
Net realized and unrealized gain (loss) on investments	(0.13)	(0.08)	(0.14)	(0.06)	0.04
Total from Investment Operations	0.20	0.26	0.21	0.29	0.36
Less Distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.34)	(0.34)	(0.32)
Distributions from net realized capital gain	(0.06)	(0.03)	*	(0.02)	(0.04)
Total Distributions	(0.38)	(0.37)	(0.34)	(0.36)	(0.36)
Net Asset Value, End of Year	$8.15	$8.33	$8.44	$8.57	$8.64
Total Return	2.47%	3.12%	2.56%	3.51%	4.24%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$78,824	$89,978	$100,016	$108,791	$116,487
Ratio of expenses to average net assets	0.87%	0.88%	0.90%	0.87%	0.91%
Ratio of net investment income to average net assets	4.02%	4.12%	4.11%	4.08%	3.79%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.32	$8.43	$8.56	$8.63	$8.63
Income from Investment Operations:
Net investment income	0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from Investment Operations	0.13	0.18	0.14	0.22	0.28
Less Distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gain	(0.06)	(0.03)	*	(0.02)	(0.04)
Total Distributions	(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net Asset Value, End of Year	$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$923	$958	$918	$851	$728
Ratio of expenses to average net assets	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

See footnotes on page 72.

Financial Highlights

Michigan Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.32	$8.43	$8.56	$8.63	$8.63
Income from Investment Operations:
Net investment income	0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from Investment Operations	0.13	0.18	0.14	0.22	0.28
Less Distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gain	(0.06)	(0.03)	*	(0.02)	(0.04)
Total Distributions	(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net Asset Value, End of Year	$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,753	$2,061	$2,101	$2,583	$2,093
Ratio of expenses to average net assets	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

Minnesota Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.67	$7.75	$7.83	$7.87	$7.92
Income from Investment Operations:
Net investment income	0.30	0.31	0.31	0.31	0.29
Net realized and unrealized loss on investments	(0.11)	(0.08)	(0.09)	(0.05)	(0.06)
Total from Investment Operations	0.19	0.23	0.22	0.26	0.23
Less Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.30)	(0.30)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.01)	—	—	—
Total Distributions	(0.31)	(0.31)	(0.30)	(0.30)	(0.28)
Net Asset Value, End of Year	$7.55	$7.67	$7.75	$7.83	$7.87
Total Return	2.52%	3.04%	2.90%	3.41%	3.02%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$70,804	$78,066	$84,659	$91,022	$96,175
Ratio of expenses to average net assets	0.88%	0.89%	0.92%	0.88%	0.93%
Ratio of net investment income to average net assets	4.01%	4.04%	3.96%	3.95%	3.69%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 72.

Financial Highlights

Minnesota Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.68	$7.75	$7.83	$7.87	$7.93
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from Investment Operations	0.12	0.17	0.15	0.19	0.15
Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gain	(0.01)	(0.01)	—	—	—
Total Distributions	(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net Asset Value, End of Year	$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$136	$249	$287	$390	$555
Ratio of expenses to average net assets	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.68	$7.75	$7.83	$7.87	$7.93
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from Investment Operations	0.12	0.17	0.15	0.19	0.15
Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gain	(0.01)	(0.01)	—	—	—
Total Distributions	(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net Asset Value, End of Year	$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$328	$637	$762	$1,315	$1,370
Ratio of expenses to average net assets	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 72.

Financial Highlights

Missouri Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.78	$7.84	$7.89	$7.94	$8.02
Income from Investment Operations:
Net investment income	0.29	0.31	0.31	0.30	0.30
Net realized and unrealized loss on investments	(0.13)	(0.04)	(0.04)	(0.04)	(0.06)
Total from Investment Operations	0.16	0.27	0.27	0.26	0.24
Less Distributions:
Dividends from net investment income	(0.28)	(0.31)	(0.31)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.33)	(0.33)	(0.32)	(0.31)	(0.32)
Net Asset Value, End of Year	$7.61	$7.78	$7.84	$7.89	$7.94
Total Return	2.20%	3.51%	3.39%	3.38%	2.98%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$26,279	$29,097	$31,347	$33,899	$36,409
Ratio of expenses to average net assets	0.94%	0.95%	0.97%	0.94%	0.97%
Ratio of net investment income to average net assets	3.83%	4.03%	3.95%	3.83%	3.79%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.77	$7.84	$7.89	$7.95	$8.02
Income from Investment Operations:
Net investment income	0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.12)	(0.05)	(0.04)	(0.05)	(0.05)
Total from Investment Operations	0.10	0.19	0.20	0.18	0.18
Less Distributions:
Dividends from net investment income	(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gain	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Year	$7.61	$7.77	$7.84	$7.89	$7.95
Total Return	1.28%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$43	$44	$141	$139	$88
Ratio of expenses to average net assets	1.84%	1.85%	1.87%	1.84%	1.87%
Ratio of net investment income to average net assets	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

See footnotes on page 72.

Financial Highlights

Missouri Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.78	$7.84	$7.89	$7.95	$8.02
Income from Investment Operations:
Net investment income	0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.12)	(0.04)	(0.04)	(0.05)	(0.05)
Total from Investment Operations	0.10	0.20	0.20	0.18	0.18
Less Distributions:
Dividends from net investment income	(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gain	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Year	$7.62	$7.78	$7.84	$7.89	$7.95
Total Return	1.42%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$281	$309	$362	$345	$511
Ratio of expenses to average net assets	1.84%	1.85%	1.87%	1.84%	1.86%
Ratio of net investment income to average net assets	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

New York Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.19	$8.26	$8.27	$8.34	$8.43
Income from Investment Operations:
Net investment income	0.34	0.35	0.33	0.35	0.34
Net realized and unrealized loss on investments	(0.12)	(0.06)	(0.01)	(0.06)	(0.07)
Total from Investment Operations	0.22	0.29	0.32	0.29	0.27
Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.33)	(0.34)	(0.34)
Distributions from net realized capital gain	ø	(0.02)	øø	(0.02)	(0.02)
Total Distributions	(0.34)	(0.36)	(0.33)	(0.36)	(0.36)
Net Asset Value, End of Year	$8.07	$8.19	$8.26	$8.27	$8.34
Total Return	2.76%	3.61%	3.96%	3.60%	3.24%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$60,746	$63,794	$69,563	$71,698	$80,452
Ratio of expenses to average net assets	0.85%	0.88%	0.90%	0.88%	0.91%
Ratio of net investment income to average net assets	4.22%	4.25%	4.03%	4.18%	4.11%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

See footnotes on page 72.

Financial Highlights

New York Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.20	$8.27	$8.29	$8.35	$8.44
Income from Investment Operations:
Net investment income	0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from Investment Operations	0.14	0.22	0.24	0.23	0.20
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gain	ø	(0.02)	øø	(0.02)	(0.02)
Total Distributions	(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Year	$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,110	$4,905	$4,994	$5,732	$7,295
Ratio of expenses to average net assets	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.20	$8.27	$8.29	$8.35	$8.44
Income from Investment Operations:
Net investment income	0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from Investment Operations	0.14	0.22	0.24	0.23	0.20
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gain	ø	(0.02)	øø	(0.02)	(0.02)
Total Distributions	(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net Asset Value, End of Year	$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,987	$2,139	$2,442	$2,437	$2,653
Ratio of expenses to average net assets	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

See footnotes on page 72.

Financial Highlights

Ohio Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.90	$8.01	$8.10	$8.14	$8.26
Income from Investment Operations:
Net investment income	0.31	0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.07)	(0.02)	(0.11)
Total from Investment Operations	0.22	0.22	0.25	0.29	0.21
Less Distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.32)
Distributions from net realized capital gain	—	(0.02)	(0.03)	(0.02)	(0.01)
Total Distributions	(0.30)	(0.33)	(0.34)	(0.33)	(0.33)
Net Asset Value, End of Year	$7.82	$7.90	$8.01	$8.10	$8.14
Total Return	2.84%	2.78%	3.09%	3.69%	2.63%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$94,031	$100,686	$107,587	$114,544	$122,692
Ratio of expenses to average net assets	0.86%	0.87%	0.89%	0.87%	0.91%
Ratio of net investment income to average net assets	3.95%	3.94%	3.92%	3.88%	3.97%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.95	$8.06	$8.15	$8.18	$8.31
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from Investment Operations	0.15	0.15	0.18	0.23	0.13
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Dividends from net realized capital gain	—	(0.02)	(0.03)	(0.02)	(0.01)
Total Distributions	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Year	$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$670	$844	$922	$1,005	$1,339
Ratio of expenses to average net assets	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

See footnotes on page 72.

Financial Highlights

Ohio Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.95	$8.06	$8.15	$8.18	$8.31
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from Investment Operations	0.15	0.15	0.18	0.23	0.13
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gain	—	(0.02)	(0.03)	(0.02)	(0.01)
Total Distributions	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Year	$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$615	$757	$773	$1,012	$1,440
Ratio of expenses to average net assets	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

Oregon Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.83	$7.87	$7.91	$7.94	$8.03
Income from Investment Operations:
Net investment income	0.31	0.32	0.31	0.32	0.31
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.03)	(0.07)
Total from Investment Operations	0.21	0.28	0.28	0.29	0.24
Less Distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gain	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total Distributions	(0.36)	(0.32)	(0.32)	(0.32)	(0.33)
Net Asset Value, End of Year	$7.68	$7.83	$7.87	$7.91	$7.94
Total Return	2.79%	3.75%	3.53%	3.73%	3.10%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$46,168	$49,862	$53,109	$56,182	$56,365
Ratio of expenses to average net assets	0.90%	0.92%	0.92%	0.91%	0.95%
Ratio of net investment income to average net assets	4.00%	4.10%	3.97%	4.00%	3.87%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 72.

Financial Highlights

Oregon Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.82	$7.86	$7.90	$7.93	$8.03
Income from Investment Operations:
Net investment income	0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from Investment Operations	0.14	0.21	0.21	0.22	0.16
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total Distributions	(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net Asset Value, End of Year	$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,298	$1,314	$1,282	$1,641	$1,767
Ratio of expenses to average net assets	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.82	$7.86	$7.90	$7.93	$8.03
Income from Investment Operations:
Net investment income	0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from Investment Operations	0.14	0.21	0.21	0.22	0.16
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total Distributions	(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net Asset Value, End of Year	$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,088	$1,265	$1,442	$1,517	$1,848
Ratio of expenses to average net assets	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 72.

Financial Highlights

South Carolina Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.16	$8.19	$8.18	$8.23	$8.25
Income from Investment Operations:
Net investment income	0.32	0.32	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.10)	(0.03)	0.03	0.05	—
Total from Investment Operations	0.22	0.29	0.35	0.36	0.31
Less Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.30)	(0.31)
Distributions from net realized capital gain	(0.05)	—	(0.02)	(0.11)	(0.02)
Total Distributions	(0.37)	(0.32)	(0.34)	(0.41)	(0.33)
Net Asset Value, End of Year	$8.01	$8.16	$8.19	$8.18	$8.23
Total Return	2.70%	3.62%	4.23%	4.51%	3.91%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$62,402	$70,937	$75,442	$76,913	$79,463
Ratio of expenses to average net assets	0.87%	0.88%	0.91%	0.91%	0.92%
Ratio of net investment income to average net assets	4.03%	4.00%	3.89%	3.77%	3.83%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

CLASS C
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.15	$8.19	$8.18	$8.23	$8.24
Income from Investment Operations:
Net investment income	0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	0.02	0.06	0.01
Total from Investment Operations	0.16	0.21	0.27	0.29	0.25
Less Distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gain	(0.05)	—	(0.02)	(0.11)	(0.02)
Total Distributions	(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net Asset Value, End of Year	$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,895	$4,026	$4,939	$5,200	$5,483
Ratio of expenses to average net assets	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

See footnotes on page 72.

Financial Highlights

South Carolina Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$8.15	$8.19	$8.18	$8.23	$8.24
Income from Investment Operations:
Net investment income	0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	0.02	0.06	0.01
Total from Investment Operations	0.16	0.21	0.27	0.29	0.25
Less Distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gain	(0.05)	—	(0.02)	(0.11)	(0.02)
Total Distributions	(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net Asset Value, End of Year	$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,868	$2,050	$2,515	$3,035	$3,947
Ratio of expenses to average net assets	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

‡	Capital gain of $0.004 per share was paid.
*	Capital gain of $0.001 per share was paid.
ø	Capital gain of $0.003 per share was paid.
øø	Capital gain of $0.002 per share was paid.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,

Seligman Municipal Fund Series, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the “Funds”) comprising, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Funds as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor are we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

November 26, 2007

Directors and Officers

Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Independent Directors

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information

Maureen Fonseca (52)[3] • Director: August 2007 to Date • Oversees 59 Portfolios in Fund Complex	Head of School, The Masters School (educational training); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.); Trustee, New York State Association of Independent Schools and Greens Farms Academy (educational training); and Commissioner, Middle States Association (educational training).

John R. Galvin (78)[1,3] • Director: 1995 to Date • Oversees 61 Portfolios in Fund Complex	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Director, Raytheon Co. (defense and commercial electronics), Governor of the Center for Creative Leadership, and Trustee, Institute for Defense Analyses. From February 1995 until June 1997, Director, USLIFE Corporation (life insurance). From June 1987 to June 1992, Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.

John F. Maher (64) [1,3] • Director: December 2006 to Date • Oversees 59 Portfolios in Fund Complex	Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation (bank holding company) and its principal subsidiary, Great Western Bank (a federal savings bank); and Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.). From 1989 to 1999, Director, Baker Hughes (energy products and services).

Frank A. McPherson (74)[2,3] • Director: 1995 to Date • Oversees 61 Portfolios in Fund Complex	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, DCP Midstream GP, LLP (natural gas processing and transporting), Integris Health (owner of various hospitals), Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art. Formerly, Director, ConocoPhillips (integrated international oil corporation), Kimberly-Clark Corporation (consumer products), Oklahoma Chapter of the Nature Conservancy, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, Oklahoma City Chamber of Commerce and BOK Financial (bank holding company). From 1990 until 1994, Director, the Federal Reserve System’s Kansas City Reserve Bank.

Betsy S. Michel (65)[2,3] • Director: 1984 to Date • Oversees 61 Portfolios in Fund Complex	Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation), and Drew University (Madison, NJ). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI); and Trustee, World Learning, Inc. (international educational training), and Council of New Jersey Grantmakers.

Leroy C. Richie (66)[1,3] • Director: 2000 to Date • Oversees 61 Portfolios in Fund Complex	Counsel, Lewis & Munday, P.C. (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally Inc. (digital imaging) and Infinity, Inc. (oil and gas exploration and production); Director and Chairman, Highland Park Michigan Economic Development Corp.; and Chairman, Detroit Public Schools Foundation. Formerly, Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director, Kerr-McGee Corporation (diversified energy and chemical company); Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp. From 1990 until 1997, Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (75)[2,3] • Director: 1983 to Date • Oversees 61 Portfolios in Fund Complex	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. From May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from December 1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (72)[1,3] • Director: 1993 to Date • Oversees 61 Portfolios in Fund Complex	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).

See footnotes on page 76.

Directors and Officers

Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information

William C. Morris* (69) • Director and Chairman of the Board: 1988 to Date • Oversees 61 Portfolios in Fund Complex	Chairman and Director, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman and Director, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino* (55) • Director: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 61 Portfolios in Fund Complex	Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer, and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; and Chairman, Seligman Data Corp., and Member of the Board of Governors of the Investment Company Institute. Formerly, Director, ICI Mutual Insurance Company.

Eileen A. Comerford (49) • Vice President and Co-Portfolio Manager: 2003 to Date	Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, and Seligman Select Municipal Fund, Inc. (closed-end investment company).

Eleanor T.M. Hoagland (56) • Vice President and Chief Compliance Officer: 2004 to Date	Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer of each of the investment companies of the Seligman Group of Funds†.

Thomas G. Moles (65) • Vice President and Co-Portfolio Manager: 1983 to Date	Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Select Municipal Fund, Inc. (closed-end investment company); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Thomas G. Rose (49) • Vice President: 2000 to Date	Managing Director, Chief Financial Officer, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc.

Lawrence P. Vogel (51) • Vice President: 1992 to Date • Treasurer: 2000 to Date	Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds† and Treasurer, Seligman Data Corp.

Frank J. Nasta (43) • Secretary: 1994 to Date	Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.; and Corporate Secretary, Seligman International, Inc. and Seligman Data Corp.

See footnotes on page 76.

Directors and Officers

The Funds’ Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or call collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Funds, or to make shareholder inquiries.

ø

The address for each of the directors and officers is 100 Park Avenue, 8th Floor, New York, NY 10017. Each director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation, or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*	Messrs. Morris and Zino are considered “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Funds’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Tax Information

All monthly dividends paid during the fiscal year ended September 30, 2007, were “exempt-interest” dividends for federal tax purposes. We are required under current tax law to provide this notification to you.

A tax package that details the dividend and capital gain payments for the calendar year ended December 31, 2007, will be provided to you, along with other important tax information needed to prepare your 2007 tax return, by January 31, 2008.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEA2 9/07

ITEM 2.	CODE OF ETHICS.

As of September 30, 2007, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2007	2006
Audit Fees	$296,780	$282,650
Audit-Related Fees	—	—
Tax Fees	34,450	32,500
All Other Fees	—	—

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2007	2006
Audit-Related Fees	$141,440	$129,300
Tax Fees	9,000	12,990
All Other Fees	—	—

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $184,890 and $174,790 respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 7, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	December 7, 2007

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.